UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
 (Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
 (Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
 (Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  April 30, 2015

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

ADVISORY RESEARCH FUNDS
Advisory Research All Cap Value Fund (ADVGX)
Advisory Research Emerging Markets Opportunities Fund (ADVMX)
Advisory Research Global Value Fund (ADVWX)
Advisory Research International All Cap Value Fund (ADVEX)
Advisory Research International Small Cap Value Fund (Investor Class - ADVIX)
Advisory Research International Small Cap Value Fund (Institutional Class - ADVLX)
Advisory Research Small Company Opportunities Fund (ADVSX)
Advisory Research Strategic Income Fund (ADVNX)

SEMI-ANNUAL REPORT
April 30, 2015

Advisory Research Funds
a series of Investment Managers Series Trust

Table of Contents

Schedule of Investments
Advisory Research All Cap Value Fund	1
Advisory Research Emerging Markets Opportunities Fund	4
Advisory Research Global Value Fund	9
Advisory Research International All Cap Value Fund	16
Advisory Research International Small Cap Value Fund	21
Advisory Research Small Company Opportunities Fund	26
Advisory Research Strategic Income Fund	30
Statements of Assets and Liabilities	36
Statements of Operations	38
Statements of Changes in Net Assets	40
Financial Highlights	47
Notes to Financial Statements	55
Expense Examples	69

This report and the financial statements contained herein are provided for the general information of the shareholders of the Advisory Research Funds.  This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus

www.advisoryresearch.com

Advisory Research All Cap Value Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 93.8%
	COMMUNICATIONS – 3.8%
8,524	Comcast Corp. - Class A	$492,346
14,607	Tribune Media Co. - Class A	819,015
		1,311,361
	CONSUMER DISCRETIONARY – 6.0%
9,208	Bed Bath & Beyond, Inc.*	648,796
27,323	H&R Block, Inc.	826,247
6,057	Ross Stores, Inc.	598,916
		2,073,959
	CONSUMER STAPLES – 13.8%
7,488	Core-Mark Holding Co., Inc.	394,693
23,409	CST Brands, Inc.	976,390
8,642	CVS Health Corp.	858,064
8,698	JM Smucker Co.	1,008,272
17,671	Mondelez International, Inc. - Class A	678,036
8,876	PepsiCo, Inc.	844,285
		4,759,740
	ENERGY – 8.1%
8,006	Carrizo Oil & Gas, Inc.*	446,174
7,599	Chevron Corp.	843,945
13,396	Delek U.S. Holdings, Inc.	494,580
10,477	Gulfport Energy Corp.*	512,745
2,835	Pioneer Natural Resources Co.	489,831
		2,787,275
	FINANCIALS – 25.7%
28,998	Allied World Assurance Co. Holdings A.G.	1,192,978
9,064	American Express Co.	702,007
11,770	American International Group, Inc.	662,533
7,075	Berkshire Hathaway, Inc. - Class B*	999,061
8,510	Capital One Financial Corp.	688,034
10,095	CIT Group, Inc.	454,578
3,589	Enstar Group Ltd.*	509,782
26,738	FNF Group	962,301
13,440	JPMorgan Chase & Co.	850,214
24,488	Loews Corp.	1,019,680
23,182	Northfield Bancorp, Inc.	334,516
11,535	U.S. Bancorp	494,505
		8,870,189
	HEALTH CARE – 11.1%
11,662	Gilead Sciences, Inc.*	1,172,148
5,060	Johnson & Johnson	501,952
11,050	Medtronic PLC	822,672

Advisory Research All Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
5,720	Thermo Fisher Scientific, Inc.	$718,889
5,592	UnitedHealth Group, Inc.	622,949
		3,838,610
	INDUSTRIALS – 14.2%
13,881	CSX Corp.	500,965
8,680	Emerson Electric Co.	510,644
9,452	Oshkosh Corp.	508,896
6,179	Raytheon Co.	642,616
13,291	TE Connectivity Ltd.	884,516
7,705	Union Pacific Corp.	818,502
4,101	W.W. Grainger, Inc.	1,018,812
		4,884,951
	MATERIALS – 1.9%
15,794	H.B. Fuller Co.	659,715

	TECHNOLOGY – 9.2%
22,151	CDW Corp.	848,826
20,776	Convergys Corp.	471,200
17,424	Microsoft Corp.	847,503
8,117	Motorola Solutions, Inc.	484,991
19,303	TeleTech Holdings, Inc.	500,720
		3,153,240
	TOTAL COMMON STOCKS (Cost $27,232,851)	32,339,040

	SHORT-TERM INVESTMENTS – 3.2%
1,114,599	Fidelity Institutional Money Market Fund, 0.09%[1]	1,114,599

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,114,599)	1,114,599

	TOTAL INVESTMENTS – 97.0% (Cost $28,347,450)	33,453,639
	Other Assets in Excess of Liabilities – 3.0%	1,027,515

	TOTAL NET ASSETS – 100.0%	$34,481,154

PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Advisory Research All Cap Value Fund
SUMMARY OF INVESTMENTS
As of April 30, 2015 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Insurance	12.7%
Specialty Finance	8.1%
Oil, Gas & Coal	8.1%
Consumer Products	7.3%
Retail - Consumer Staples	5.3%
Technology Services	5.3%
Banking	4.9%
Biotechnology & Pharmaceuticals	4.9%
Medical Equipment & Devices	4.5%
Electrical Equipment	4.0%
Transportation & Logistics	3.8%
Media	3.8%
Retail - Discretionary	3.6%
Industrial Services	3.0%
Software	2.5%
Commercial Services	2.4%
Chemicals	1.9%
Aerospace & Defense	1.9%
Health Care Facilities & Services	1.8%
Machinery	1.5%
Hardware	1.4%
Distribution - Consumer Staples	1.1%
Total Common Stocks	93.8%
Short-Term Investments	3.2%
Total Investments	97.0%
Other Assets in Excess of Liabilities	3.0%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Advisory Research Emerging Markets Opportunities Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 96.8%
	AUSTRIA – 2.2%
94,301	IMMOFINANZ A.G.*	$283,676
9,444	Vienna Insurance Group A.G. Wiener Versicherung Gruppe	375,819
		659,495
	BERMUDA – 1.3%
209,326	GP Investments Ltd.*	383,498

	BRAZIL – 7.9%
74,184	Banco ABC Brasil S.A.	317,615
92,976	BM&FBovespa S.A.	382,951
337,814	Brasil Brokers Participacoes S.A.	308,327
102,783	Duratex S.A.	289,621
221,764	MRV Engenharia e Participacoes S.A.	607,220
182,250	QGEP Participacoes S.A.	439,142
		2,344,876
	BRITISH VIRGIN ISLANDS – 1.1%
421,211	Symphony International Holdings Ltd.	341,181

	CHILE – 2.4%
112,297	Quinenco S.A.	244,202
867,244	Ripley Corp. S.A.	460,810
		705,012
	CHINA – 3.5%
748,000	China Communications Services Corp. Ltd. - Class H	421,531
826,924	China Lesso Group Holdings Ltd.	607,587
		1,029,118
	HONG KONG – 14.8%
77,167	China Cord Blood Corp.*	486,152
950,513	Dah Chong Hong Holdings Ltd.	593,283
324,731	Digital China Holdings Ltd.	501,832
1,634,426	Emperor Entertainment Hotel Ltd.	381,688
1,325,598	Emperor International Holdings Ltd.	327,748
808,439	Far East Consortium International Ltd.	382,857
7,411,447	REXLot Holdings Ltd.	551,943
704,412	VST Holdings Ltd.	277,508
707,500	WH Group Ltd.*1	493,824
106,676	Yue Yuen Industrial Holdings Ltd.	405,333
		4,402,168
	INDONESIA – 2.3%
885,799	Bank Danamon Indonesia Tbk P.T.	270,947

Advisory Research Emerging Markets Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDONESIA (Continued)
16,338,053	Panin Financial Tbk P.T.*	$411,191
		682,138
	LUXEMBOURG – 0.9%
26,070	Adecoagro S.A.*	253,140

	MALAYSIA – 1.9%
593,700	Media Prima Bhd	280,055
525,900	Supermax Corp. Bhd	298,278
		578,333
	MEXICO – 4.0%
163,720	Concentradora Hipotecaria SAPI de C.V. - REIT	281,404
1,165,200	Consorcio ARA S.A.B. de C.V.*	495,943
151,298	Grupo Simec S.A.B. de C.V.*	406,498
		1,183,845
	PANAMA – 1.2%
10,961	Banco Latinoamericano de Comercio Exterior S.A. - Class E	348,231

	PERU – 0.3%
59,945	Cementos Pacasmayo S.A.A.	95,537

	PHILIPPINES – 1.4%
4,027,900	Metro Pacific Investments Corp.	409,004

	ROMANIA – 1.4%
1,881,527	Fondul Proprietatea S.A.*	430,104

	SINGAPORE – 4.5%
462,900	Ascendas India Trust	313,101
16,484	China Yuchai International Ltd.	332,318
1,326,100	Golden Agri-Resources Ltd.	419,517
17,204	Kulicke & Soffa Industries, Inc.*	259,953
		1,324,889
	SOUTH AFRICA – 4.5%
194,232	Group Five Ltd.	447,362
46,798	Investec PLC	447,012
973,925	KAP Industrial Holdings Ltd.	450,273
		1,344,647
	SOUTH KOREA – 16.0%
43,386	Bixolon Co., Ltd.	501,853
45,448	DGB Financial Group, Inc.	513,027
1,963	Dongwon Industries Co., Ltd.	571,832
3,633	Fila Korea Ltd.	355,844
16,725	Hankook Tire Worldwide Co., Ltd.	330,942
16,357	KT Corp.*	483,513

Advisory Research Emerging Markets Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	SOUTH KOREA (Continued)
7,906	Samsung C&T Corp.	$419,863
4,770	Samsung SDI Co., Ltd.	531,052
25,556	SL Corp.	446,041
42,783	Tongyang Life Insurance	588,316
		4,742,283
	TAIWAN – 13.0%
39,818	Asustek Computer, Inc.	421,846
573,208	China Life Insurance Co., Ltd.	606,772
16,673	ChipMOS TECHNOLOGIES Bermuda Ltd.	385,146
518,108	King's Town Bank Co., Ltd.	531,024
257,989	Ruentex Industries Ltd.	633,437
176,371	Taiwan Fertilizer Co., Ltd.	324,380
443,908	Teco Electric and Machinery Co., Ltd.	430,995
451,953	Tong Yang Industry Co., Ltd.	535,623
		3,869,223
	THAILAND – 2.5%
81,200	Bangkok Bank PCL	454,501
716,900	Sri Trang Agro-Industry PCL	279,901
		734,402
	TURKEY – 2.9%
416,463	Turkiye Sinai Kalkinma Bankasi A.S.	314,365
216,897	Turkiye Sise ve Cam Fabrikalari A.S.	277,172
30,476	Yazicilar Holding A.S. - Class A	272,934
		864,471
	UNITED ARAB EMIRATES – 4.4%
58,783	Dragon Oil PLC	558,714
137,881	Emaar Properties PJSC	305,745
231,831	Union National Bank PJSC	430,607
		1,295,066
	UNITED KINGDOM – 1.4%
144,229	Stock Spirits Group PLC	421,552

	UNITED STATES – 1.0%
53,416	APR Energy PLC	298,031

	TOTAL COMMON STOCKS (Cost $28,206,634)	28,740,244

	SHORT-TERM INVESTMENTS – 4.0%
1,189,555	Fidelity Institutional Money Market Fund, 0.09%[2]	1,189,555

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,189,555)	1,189,555

Advisory Research Emerging Markets Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2015 (Unaudited)

Value

TOTAL INVESTMENTS – 100.8% (Cost $29,396,189)	$29,929,799
Liabilities in Excess of Other Assets – (0.8)%	(246,115)

TOTAL NET ASSETS – 100.0%	$29,683,684

PCL – Public Company Limited
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Advisory Research Emerging Markets Opportunities Fund
SUMMARY OF INVESTMENTS
As of April 30, 2015 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Banking	12.2%
Consumer Products	7.3%
Insurance	6.7%
Real Estate	6.5%
Automotive	5.3%
Health Care Facilities & Services	4.9%
Hardware	4.9%
Oil, Gas & Coal	4.8%
Construction Materials	4.3%
Apparel & Textile Products	4.1%
Home & Office Products	3.7%
Distributors – Discretionary	3.6%
Retail – Discretionary	3.6%
Gaming, Lodging & Restaurants	3.1%
Engineering & Construction Services	2.9%
Machinery	2.6%
Chemicals	2.5%
Utilities	2.4%
Semiconductors	2.2%
Telecom	1.6%
Iron & Steel	1.4%
Asset Management	1.3%
Institutional Financial Services	1.3%
Specialty Finance	1.0%
Media	0.9%
Manufactured Goods	0.9%
Metals & Mining	0.8%
Total Common Stocks	96.8%
Short-Term Investments	4.0%
Total Investments	100.8%
Liabilities in Excess of Other Assets	(0.8)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Advisory Research Global Value Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 101.8%
	AUSTRALIA – 1.5%
21,938	GrainCorp Ltd. - Class A	$171,013
51,300	Orora Ltd.	89,252
		260,265
	AUSTRIA – 2.2%
7,383	BUWOG A.G.*	149,275
36,283	IMMOFINANZ A.G.*	109,146
2,867	Vienna Insurance Group A.G. Wiener Versicherung Gruppe	114,091
		372,512
	BERMUDA – 0.6%
698	Enstar Group Ltd.*	99,144

	BRAZIL – 1.8%
35,541	BM&FBovespa S.A.	146,387
55,924	MRV Engenharia e Participacoes S.A.	153,127
		299,514
	DENMARK – 0.7%
6,113	D/S Norden A/S*	122,647

	FRANCE – 3.6%
1,311	Cie Generale des Etablissements Michelin	146,196
5,234	GDF Suez	106,492
2,133	Total S.A.	115,501
4,194	Vallourec S.A.	98,897
1,092	Wendel S.A.	134,121
		601,207
	GERMANY – 2.4%
2,322	Rheinmetall A.G.	118,880
4,053	Talanx A.G.	128,927
581	Volkswagen A.G.	149,575
		397,382
	HONG KONG – 2.1%
295,186	Dah Chong Hong Holdings Ltd.	184,247
221,322	WH Group Ltd.* 1	154,479
3,095	Yue Yuen Industrial Holdings Ltd.	11,760
		350,486
	IRELAND – 1.9%
1,935	Medtronic PLC	144,061

Advisory Research Global Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	IRELAND (Continued)
5,823	Smurfit Kappa Group PLC	$178,278
		322,339
	ITALY – 0.7%
7,714	Buzzi Unicem S.p.A.	124,157

	JAPAN – 10.1%
21,000	Chiyoda Corp.	190,572
15,000	Chugoku Marine Paints Ltd.	129,969
8,200	Ibiden Co., Ltd.	143,415
27,000	Mitsubishi UFJ Financial Group, Inc.	191,817
4,000	MS&AD Insurance Group Holdings, Inc.	114,468
5,500	Ryosan Co., Ltd.	130,982
1,900	Secom Co., Ltd.	134,656
20,500	SKY Perfect JSAT Holdings, Inc.	128,405
4,400	Sumitomo Mitsui Financial Group, Inc.	192,124
3,600	Tokio Marine Holdings, Inc.	146,757
1,800	Toyota Industries Corp.	101,942
5,600	Yamaha Corp.	101,764
		1,706,871
	LUXEMBOURG – 0.8%
12,231	ArcelorMittal	130,749

	NETHERLANDS – 2.4%
7,002	Delta Lloyd N.V.	132,595
2,434	Koninklijke DSM N.V.	138,811
4,287	Royal Dutch Shell PLC - A Shares	135,163
		406,569
	NORWAY – 2.2%
41,717	Austevoll Seafood A.S.A.	242,634
20,299	Petroleum Geo-Services A.S.A.	134,780
		377,414
	SINGAPORE – 0.8%
407,900	Golden Agri-Resources Ltd.	129,041

	SOUTH KOREA – 3.0%
12,259	DGB Financial Group, Inc.	138,382
903	Hyundai Motor Co.	141,718
2,443	Samsung C&T Corp.	129,740
928	Samsung SDI Co., Ltd.	103,316
		513,156

Advisory Research Global Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	SPAIN – 0.8%
6,896	Ebro Foods S.A.	$133,768

	SWEDEN – 1.6%
6,933	Industrivarden A.B. - C Shares	144,454
3,258	Investor A.B. - B Shares	132,755
		277,209
	SWITZERLAND – 6.9%
7,159	Allied World Assurance Co. Holdings A.G.	294,521
983	Baloise Holding A.G.	127,917
6,234	GAM Holding A.G.*	140,638
1,301	Novartis A.G.	132,789
375	Syngenta A.G.	125,480
3,180	TE Connectivity Ltd.	211,629
405	Zurich Insurance Group A.G.*	124,998
		1,157,972
	TAIWAN – 1.8%
152,961	China Life Insurance Co., Ltd.	161,918
60,764	Ruentex Industries Ltd.	149,193
		311,111
	THAILAND – 0.8%
23,400	Bangkok Bank PCL	130,977

	UNITED ARAB EMIRATES – 0.8%
15,119	Dragon Oil PLC	143,701

	UNITED KINGDOM – 5.6%
11,043	Bovis Homes Group PLC	157,226
16,045	CNH Industrial N.V.	140,973
13,061	HSBC Holdings PLC	130,466
6,814	Kennedy Wilson Europe Real Estate PLC	116,931
24,351	Kingfisher PLC	130,819
3,099	Unilever PLC - ADR	135,798
45,276	WM Morrison Supermarkets PLC	129,087
		941,300
	UNITED STATES – 46.7%
4,730	Ally Financial, Inc.*	103,540
3,585	American Capital Ltd.*	54,098
1,740	American Express Co.	134,763
3,015	American International Group, Inc.	169,714
1,775	Analogic Corp.	149,988
2,069	Bed Bath & Beyond, Inc.*	145,782

Advisory Research Global Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
1,183	Berkshire Hathaway, Inc. - Class B*	$167,051
1,615	BOK Financial Corp.	105,282
715	Capital One Financial Corp.	57,808
3,233	Capital Southwest Corp.	153,923
2,564	Carrizo Oil & Gas, Inc.*	142,892
5,077	CDW Corp.	194,551
1,519	Chevron Corp.	168,700
1,333	CIT Group, Inc.	60,025
3,711	CNO Financial Group, Inc.	63,087
2,863	Comcast Corp. - Class A	165,367
6,333	Convergys Corp.	143,632
2,388	Core-Mark Holding Co., Inc.	125,871
6,956	CST Brands, Inc.	290,135
3,735	CSX Corp.	134,796
1,625	CVS Health Corp.	161,346
2,655	Delek U.S. Holdings, Inc.	98,023
2,112	Emerson Electric Co.	124,249
1,715	Encore Wire Corp.	77,192
7,225	FNF Group	260,028
3,165	Gilead Sciences, Inc.*	318,114
3,576	Gulfport Energy Corp.*	175,009
5,689	H&R Block, Inc.	172,035
2,809	H.B. Fuller Co.	117,332
2,570	Hawaiian Telcom Holdco, Inc.*	67,694
1,652	JM Smucker Co.	191,500
1,366	Johnson & Johnson	135,507
2,348	JPMorgan Chase & Co.	148,534
3,805	Kennedy-Wilson Holdings, Inc.	94,288
4,931	Loews Corp.	205,327
4,132	Microsoft Corp.	200,981
2,698	Mondelez International, Inc. - Class A	103,522
2,260	Motorola Solutions, Inc.	135,035
9,517	Northfield Bancorp, Inc.	137,330
2,490	Oshkosh Corp.	134,062
1,715	PepsiCo, Inc.	163,131
741	Pioneer Natural Resources Co.	128,030
1,293	Raytheon Co.	134,472
970	Rock-Tenn Co. - Class A	61,091
1,396	Ross Stores, Inc.	138,036
2,630	Tech Data Corp.*	148,253
2,504	TeleTech Holdings, Inc.	64,954
605	Thermo Fisher Scientific, Inc.	76,036
1,060	Towers Watson & Co. - Class A	134,519
4,651	Tribune Media Co. - Class A	260,782

Advisory Research Global Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
2,554	U.S. Bancorp	$109,490
1,105	Union Pacific Corp.	117,384
1,211	UnitedHealth Group, Inc.	134,905
1,035	W.W. Grainger, Inc.	257,125
260	White Mountains Insurance Group Ltd.	175,752
		7,892,073
	TOTAL COMMON STOCKS (Cost $16,267,449)	17,201,564

	TOTAL INVESTMENTS – 101.8% (Cost $16,267,449)	17,201,564
	Liabilities in Excess of Other Assets – (1.8)%	(299,570)

	TOTAL NET ASSETS – 100.0%	$16,901,994

ADR – American Depositary Receipt
PCL – Public Company Limited
PLC – Public Limited Company

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers.

See accompanying Notes to Financial Statements.

Advisory Research Global Value Fund
SUMMARY OF INVESTMENTS
As of April 30, 2015 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Insurance	13.2%
Banking	7.6%
Consumer Products	7.4%
Oil, Gas & Coal	7.3%
Automotive	3.9%
Chemicals	3.8%
Asset Management	3.7%
Specialty Finance	3.6%
Retail Discretionary	3.5%
Biotechnology & Pharmaceuticals	3.5%
Retail – Commercial Staples	3.4%
Commercial Services	3.4%
Media	3.3%
Real Estate	2.8%
Technology Services	2.4%
Hardware	2.3%
Transportation & Logistics	2.2%
Medical Equipment & Devices	2.2%
Electrical Equipment	2.0%
Containers & Packaging	1.9%
Home & Office Products	1.8%
Distributors – Consumer Staples	1.8%
Health Care Facilities & Services	1.7%
Machinery	1.6%
Industrial Services	1.5%
Iron & Steel	1.4%
Software	1.2%
Engineering & Construction Services	1.1%
Distributors – Discretionary	0.9%
Institutional Financial Services	0.9%
Aerospace & Defense	0.8%
Design, Manufacturing & Distribution	0.8%
Construction Materials	0.7%
Utilities	0.6%
Leisure Products	0.6%
Metals & Mining	0.5%
Telecom	0.4%
Apparel & Textile Products	0.1%
Total Common Stocks	101.8%

Advisory Research Global Value Fund
SUMMARY OF INVESTMENTS - Continued
As of April 30, 2015 (Unaudited)

Short-Term Investments	0.0%
Total Investments	101.8%
Liabilities in Excess of Other Assets	(1.8)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Advisory Research International All Cap Value Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 94.0%
	AUSTRALIA – 2.7%
2,970	GrainCorp Ltd. - Class A	$23,152
7,180	Orora Ltd.	12,492
		35,644
	AUSTRIA – 4.4%
1,081	BUWOG A.G.*	21,857
6,194	IMMOFINANZ A.G.*	18,633
431	Vienna Insurance Group A.G. Wiener Versicherung Gruppe	17,151
		57,641
	BRAZIL – 3.0%
5,151	BM&FBovespa S.A.	21,216
6,564	MRV Engenharia e Participacoes S.A.	17,973
		39,189
	DENMARK – 1.4%
936	D/S Norden A/S*	18,779

	FRANCE – 6.0%
206	Cie Generale des Etablissements Michelin	22,972
764	GDF Suez	15,544
308	Total S.A.	16,678
443	Vallourec S.A.	10,446
109	Wendel S.A.	13,388
		79,028
	GERMANY – 4.6%
402	Rheinmetall A.G.	20,581
547	Talanx A.G.	17,400
85	Volkswagen A.G.	21,883
		59,864
	HONG KONG – 3.6%
37,935	Dah Chong Hong Holdings Ltd.	23,678
32,500	WH Group Ltd.*1	22,685
218	Yue Yuen Industrial Holdings Ltd.	828
		47,191
	IRELAND – 1.9%
820	Smurfit Kappa Group PLC	25,105

	ITALY – 1.6%
1,328	Buzzi Unicem S.p.A.	21,374

Advisory Research International All Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	JAPAN – 18.9%
2,000	Chiyoda Corp.	$18,150
2,000	Chugoku Marine Paints Ltd.	17,329
1,100	Ibiden Co., Ltd.	19,239
4,200	Mitsubishi UFJ Financial Group, Inc.	29,838
600	MS&AD Insurance Group Holdings, Inc.	17,170
800	Ryosan Co., Ltd.	19,052
300	Secom Co., Ltd.	21,262
2,400	SKY Perfect JSAT Holdings, Inc.	15,033
700	Sumitomo Mitsui Financial Group, Inc.	30,565
600	Tokio Marine Holdings, Inc.	24,460
300	Toyota Industries Corp.	16,990
1,100	Yamaha Corp.	19,989
		249,077
	LUXEMBOURG – 1.1%
1,402	ArcelorMittal	14,987

	NETHERLANDS – 3.9%
790	Delta Lloyd N.V.	14,960
302	Koninklijke DSM N.V.	17,223
627	Royal Dutch Shell PLC - A Shares	19,769
		51,952
	NORWAY – 4.0%
5,855	Austevoll Seafood A.S.A.	34,054
2,827	Petroleum Geo-Services A.S.A.	18,770
		52,824
	SINGAPORE – 1.4%
57,000	Golden Agri-Resources Ltd.	18,032

	SOUTH KOREA – 5.7%
1,812	DGB Financial Group, Inc.	20,454
142	Hyundai Motor Co.	22,286
329	Samsung C&T Corp.	17,472
128	Samsung SDI Co., Ltd.	14,251
		74,463
	SPAIN – 1.5%
1,000	Ebro Foods S.A.	19,398

	SWEDEN – 3.3%
1,059	Industrivarden A.B. - C Shares	22,065

Advisory Research International All Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	SWEDEN (Continued)
510	Investor A.B. - B Shares	$20,781
		42,846
	SWITZERLAND – 7.2%
141	Baloise Holding A.G.	18,348
1,010	GAM Holding A.G.*	22,786
194	Novartis A.G.	19,801
57	Syngenta A.G.	19,073
49	Zurich Insurance Group A.G.*	15,123
		95,131
	TAIWAN – 3.2%
23,100	China Life Insurance Co., Ltd.	24,453
7,200	Ruentex Industries Ltd.	17,678
		42,131
	THAILAND – 1.6%
3,700	Bangkok Bank PCL	20,710

	UNITED ARAB EMIRATES – 1.9%
2,608	Dragon Oil PLC	24,788

	UNITED KINGDOM – 11.1%
1,698	Bovis Homes Group PLC	24,175
2,180	CNH Industrial N.V.	19,154
2,162	HSBC Holdings PLC	21,596
1,007	Kennedy Wilson Europe Real Estate PLC	17,281
3,827	Kingfisher PLC	20,559
539	Unilever PLC - ADR	23,619
6,860	WM Morrison Supermarkets PLC	19,559
		145,943
	TOTAL COMMON STOCKS (Cost $1,192,963)	1,236,097

	SHORT-TERM INVESTMENTS – 6.3%
83,314	Fidelity Institutional Money Market Fund, 0.09%[2]	83,314

	TOTAL SHORT-TERM INVESTMENTS (Cost $83,314)	83,314

Advisory Research International All Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2015 (Unaudited)

TOTAL INVESTMENTS – 100.3% (Cost $1,276,277)	$1,319,411
Liabilities in Excess of Other Assets – (0.3)%	(3,699)

TOTAL NET ASSETS – 100.0%	$1,315,712

ADR – American Depositary Receipt
PCL – Public Company Limited
PLC – Public Limited Company

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Advisory Research International All Cap Value Fund
SUMMARY OF INVESTMENTS
As of April 30, 2015 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Insurance	11.3%
Banking	9.4%
Consumer Products	9.0%
Automotive	8.0%
Oil, Gas & Coal	6.1%
Chemicals	5.4%
Asset Management	5.0%
Real Estate	4.4%
Retail – Discretionary	3.4%
Home & Office Products	3.2%
Containers & Packaging	2.9%
Commercial Services	2.6%
Hardware	2.5%
Iron & Steel	1.9%
Distributors – Consumer Staples	1.8%
Construction Materials	1.6%
Institutional Financial Services	1.6%
Leisure Products	1.5%
Biotechnology & Pharmaceuticals	1.5%
Retail – Consumer Staples	1.5%
Machinery	1.5%
Design, Manufacturing & Distribution	1.4%
Transportation & Logistics	1.4%
Engineering & Construction Services	1.4%
Health Care Facilities/Services	1.3%
Utilities	1.2%
Media	1.1%
Apparel & Textile Products	0.1%
Total Common Stocks	94.0%
Short-Term Investments	6.3%
Total Investments	100.3%
Liabilities in Excess of Other Assets	(0.3)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Advisory Research International Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 96.1%
	AUSTRALIA – 3.1%
1,078,417	Decmil Group Ltd.	$980,534
304,929	GrainCorp Ltd. - Class A	2,377,008
818,655	Orora Ltd.	1,424,306
		4,781,848
	AUSTRIA – 3.2%
93,916	BUWOG A.G.*	1,898,862
550,843	IMMOFINANZ A.G.*	1,657,044
33,389	Vienna Insurance Group A.G. Wiener Versicherung Gruppe	1,328,699
		4,884,605
	BELGIUM – 1.5%
21,444	Cie d'Entreprises CFE	2,320,190

	BERMUDA – 1.2%
178,608	Catlin Group Ltd.	1,942,345

	BRAZIL – 1.1%
633,597	MRV Engenharia e Participacoes S.A.	1,734,874

	CANADA – 0.6%
323,771	Genesis Land Development Corp.	888,257

	DENMARK – 1.4%
104,664	D/S Norden A/S*	2,099,910

	FRANCE – 3.6%
57,767	Saft Groupe S.A.	2,303,921
40,009	Vallourec S.A.	943,437
18,876	Wendel S.A.	2,318,387
		5,565,745
	GERMANY – 4.7%
52,683	DMG MORI SEIKI A.G.	1,848,472
63,979	Rheinmetall A.G.	3,275,551
69,631	Talanx A.G.	2,214,986
		7,339,009
	HONG KONG – 4.7%
4,159,988	Dah Chong Hong Holdings Ltd.	2,596,544
5,503,993	Emperor Entertainment Hotel Ltd.	1,285,349
5,403,083	Emperor International Holdings Ltd.	1,335,887
25,653,017	REXLot Holdings Ltd.	1,910,423
30,059	Yue Yuen Industrial Holdings Ltd.	114,214
		7,242,417

Advisory Research International Small Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	IRELAND – 3.9%
500,539	Beazley PLC	$2,152,510
128,818	Smurfit Kappa Group PLC	3,943,919
		6,096,429
	ITALY – 1.4%
134,893	Buzzi Unicem S.p.A.	2,171,102

	JAPAN – 29.3%
429,000	Aozora Bank Ltd.	1,604,649
87,650	Arcs Co., Ltd.	1,833,858
73,800	Azbil Corp.	1,944,046
247,000	Bank of Yokohama Ltd.	1,567,602
186,150	Chiyoda Corp.	1,689,283
312,250	Chugoku Marine Paints Ltd.	2,705,519
93,800	Daiseki Co., Ltd.	1,669,258
565,000	Denki Kagaku Kogyo KK	2,307,004
25,400	Hogy Medical Co., Ltd.	1,222,901
51,200	Horiba Ltd.	1,922,625
86,900	Ibiden Co., Ltd.	1,519,849
40,700	Japan Petroleum Exploration Co., Ltd.	1,566,761
76,240	Kuroda Electric Co., Ltd.	1,370,556
75,800	Maruichi Steel Tube Ltd.	1,914,524
49,820	Matsumotokiyoshi Holdings Co., Ltd.	1,813,997
308,000	Nippon Electric Glass Co., Ltd.	1,751,495
729,000	Nishi-Nippon City Bank Ltd.	2,322,918
73,665	Ryosan Co., Ltd.	1,754,328
271,000	Shindengen Electric Manufacturing Co., Ltd.	1,387,606
179,200	Shinko Plantech Co., Ltd.	1,355,953
72,623	Ship Healthcare Holdings, Inc.	1,774,918
398,285	SKY Perfect JSAT Holdings, Inc.	2,494,718
123,200	Star Micronics Co., Ltd.	2,004,014
200,000	Takuma Co., Ltd.	1,536,525
108,900	Unipres Corp.	2,248,289
		45,283,196
	LUXEMBOURG – 1.0%
42,753	APERAM S.A.*	1,629,890

	MEXICO – 0.7%
427,964	Grupo Simec S.A.B. de C.V.*	1,149,829

	NETHERLANDS – 3.5%
165,461	Delta Lloyd N.V.	3,133,281

Advisory Research International Small Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	NETHERLANDS (Continued)
39,863	Koninklijke DSM N.V.	$2,273,390
		5,406,671
	NORWAY – 3.8%
59,049	Aker A.S.A.	1,329,850
463,344	Austevoll Seafood A.S.A.	2,694,892
273,315	Petroleum Geo-Services A.S.A.	1,814,746
		5,839,488
	PANAMA – 1.1%
52,712	Banco Latinoamericano de Comercio Exterior S.A. - Class E	1,674,660

	SINGAPORE – 1.1%
5,336,000	Golden Agri-Resources Ltd.	1,688,067

	SOUTH AFRICA – 1.9%
314,954	Investec PLC	3,007,315

	SOUTH KOREA – 4.6%
136,197	DGB Financial Group, Inc.	1,537,423
10,361	Dongwon Industries Co., Ltd.	3,018,213
22,697	Samsung SDI Co., Ltd.	2,526,895
		7,082,531
	SPAIN – 1.6%
126,480	Ebro Foods S.A.	2,453,451

	SWEDEN – 1.8%
132,678	Industrivarden A.B. - C Shares	2,764,434

	SWITZERLAND – 6.4%
17,137	Baloise Holding A.G.	2,230,025
132,268	GAM Holding A.G.*	2,983,941
43,537	Pargesa Holding S.A.	3,170,950
8,808	Rieter Holding A.G.*	1,450,799
		9,835,715
	UNITED KINGDOM – 8.9%
182,707	Bovis Homes Group PLC	2,601,310
426,552	Cambian Group PLC	1,697,369
646,300	Fenner PLC	2,076,890
105,676	Kennedy Wilson Europe Real Estate PLC	1,813,442
299,483	N Brown Group PLC	1,572,159
494,389	Stock Spirits Group PLC	1,444,997

Advisory Research International Small Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	UNITED KINGDOM (Continued)
927,423	WM Morrison Supermarkets PLC	$2,644,188
		13,850,355
	TOTAL COMMON STOCKS (Cost $138,668,232)	148,732,333

	SHORT-TERM INVESTMENTS – 3.5%
5,451,680	Fidelity Institutional Money Market Fund, 0.09%[1]	5,451,680

	TOTAL SHORT-TERM INVESTMENTS (Cost $5,451,680)	5,451,680

	TOTAL INVESTMENTS – 99.6% (Cost $144,119,912)	154,184,013
	Other Assets in Excess of Liabilities – 0.4%	577,829

	TOTAL NET ASSETS – 100.0%	$154,761,842

PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Advisory Research International Small Cap Value Fund
SUMMARY OF INVESTMENTS
As of April 30, 2015 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Insurance	8.4%
Banking	7.6%
Consumer Products	7.3%
Machinery	6.0%
Chemicals	4.7%
Hardware	4.6%
Asset Management	4.6%
Real Estate	4.3%
Retail - Consumer Staples	4.1%
Iron & Steel	3.6%
Engineering & Construction Services	3.6%
Automotive	3.6%
Containers & Packaging	3.5%
Home & Office Products	3.4%
Retail - Discretionary	2.7%
Health Care Facilities & Services	2.2%
Oil, Gas & Coal	2.2%
Gaming, Lodging & Restaurants	2.1%
Metals & Mining	2.0%
Media	1.6%
Distributors - Consumer Staples	1.5%
Waste & Environment Services & Equipment	1.5%
Commercial Services	1.5%
Renewable Energy	1.5%
Construction Materials	1.4%
Transportation & Logistics	1.4%
Electrical Equipment	1.2%
Design, Manufacturing & Distribution	1.1%
Utilities	1.1%
Semiconductors	0.9%
Medical Equipment & Devices	0.8%
Apparel & Textile Products	0.1%
Total Common Stocks	96.1%
Short-Term Investments	3.5%
Total Investments	99.6%
Other Assets in Excess of Liabilities	0.4%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Advisory Research Small Company Opportunities Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 98.7%
	COMMUNICATIONS – 5.9%
1,790	Atlantic Tele-Network, Inc.	$118,176
4,575	Hawaiian Telcom Holdco, Inc.*	120,505
		238,681
	CONSUMER DISCRETIONARY – 13.4%
9,095	ARC Document Solutions, Inc.*	77,671
96	Biglari Holdings, Inc.*	35,089
8,986	Destination XL Group, Inc.*	43,762
1,690	Finish Line, Inc. - Class A	41,456
1,230	Masonite International Corp.*	81,426
2,265	MDC Holdings, Inc.	60,793
1,420	Tech Data Corp.*	80,045
4,940	Tropicana Entertainment, Inc.*	77,805
415	Visteon Corp.*	42,081
		540,128
	CONSUMER STAPLES – 6.0%
1,550	Core-Mark Holding Co., Inc.	81,700
2,890	CST Brands, Inc.	120,542
3,315	HRG Group, Inc.*	41,537
		243,779
	ENERGY – 6.3%
870	Carrizo Oil & Gas, Inc.*	48,485
880	Clayton Williams Energy, Inc.*	48,990
2,065	Delek U.S. Holdings, Inc.	76,240
1,577	Sunoco LP	82,335
		256,050
	FINANCIALS – 37.9%
2,450	Alexander & Baldwin, Inc.	99,176
2,470	BankUnited, Inc.	81,164
2,915	Capital Bank Financial Corp. - Class A*	79,055
2,500	Capital Southwest Corp.	119,025
7,325	Clifton Bancorp, Inc.	99,986
1,374	Consolidated-Tomoka Land Co.	75,213
1,900	Encore Capital Group, Inc.*	76,836
575	Enstar Group Ltd.*	81,673
1,415	Gramercy Property Trust, Inc. - REIT	38,686
6,900	Investors Bancorp, Inc.	81,696
6,505	KCG Holdings, Inc. - Class A*	83,524
4,655	Kennedy-Wilson Holdings, Inc.	115,351
4,215	Medallion Financial Corp.	44,468
1,000	Navigators Group, Inc.*	78,050
5,475	Northfield Bancorp, Inc.	79,004

Advisory Research Small Company Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
5,045	Silver Bay Realty Trust Corp. - REIT	$78,046
2,950	State Bank Financial Corp.	59,030
5,180	Symetra Financial Corp.	123,025
5,220	Trade Street Residential, Inc. - REIT	36,384
		1,529,392
	HEALTH CARE – 9.2%
5,300	Addus HomeCare Corp.*	142,252
1,660	Analogic Corp.	140,270
7,030	Independence Holding Co.	87,453
		369,975
	INDUSTRIALS – 3.6%
1,455	Matson, Inc.	58,928
7,035	Stoneridge, Inc.*	84,701
		143,629
	MATERIALS – 13.8%
920	Deltic Timber Corp.	58,880
2,865	Encore Wire Corp.	128,954
930	H.B. Fuller Co.	38,846
3,350	Horsehead Holding Corp.*	50,082
715	Innophos Holdings, Inc.	37,781
915	Innospec, Inc.	39,986
3,695	Intrepid Potash, Inc.*	46,298
980	LSB Industries, Inc.*	41,562
4,360	Lydall, Inc.*	117,022
		559,411
	TECHNOLOGY – 2.6%
4,080	TeleTech Holdings, Inc.	105,835

	TOTAL COMMON STOCKS (Cost $3,686,599)	3,986,880

	SHORT-TERM INVESTMENTS – 1.9%
77,324	Fidelity Institutional Money Market Fund, 0.09%[1]	77,324

	TOTAL SHORT-TERM INVESTMENTS (Cost $77,324)	77,324

	TOTAL INVESTMENTS – 100.6% (Cost $3,763,923)	4,064,204
	Liabilities in Excess of Other Assets – (0.6)%	(24,488)

	TOTAL NET ASSETS – 100.0%	$4,039,716

Advisory Research Small Company Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2015 (Unaudited)

LP – Limited Partnership
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Advisory Research Small Company Opportunities Fund
SUMMARY OF INVESTMENTS
As of April 30, 2015 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Banking	11.9%
Real Estate	11.0%
Chemicals	8.0%
Insurance	7.0%
Oil, Gas & Coal	6.3%
Telecom	5.9%
Health Care Facilities & Services	5.7%
Metals & Mining	4.4%
Asset Management	4.0%
Home & Office Products	3.5%
Medical Equipment & Devices	3.5%
Retail - Consumer Staples	3.0%
Gaming, Lodging & Restaurants	2.8%
Technology Services	2.6%
Retail - Discretionary	2.1%
Electrical Equipment	2.1%
Institutional Financial Services	2.1%
Distributors - Consumer Staples	2.0%
Distributors - Discretionary	2.0%
Commercial Services	1.9%
Specialty Finance	1.9%
Transportation & Logistics	1.5%
Construction Materials	1.5%
Automotive	1.0%
Consumer Products	1.0%
Total Common Stocks	98.7%
Short-Term Investments	1.9%
Total Investments	100.6%
Liabilities in Excess of Other Assets	(0.6)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Advisory Research Strategic Income Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 6.5%
	COMMUNICATIONS – 1.2%
4,751	BCE, Inc.	$209,567
4,373	Verizon Communications, Inc.	220,574
		430,141
	CONSUMER DISCRETIONARY – 0.5%
1,518	Cracker Barrel Old Country Store, Inc.	201,105

	CONSUMER STAPLES – 1.3%
4,097	Altria Group, Inc.	205,055
3,429	Kraft Foods Group, Inc.	290,608
		495,663
	ENERGY – 1.1%
3,309	ConocoPhillips	224,747
2,658	Royal Dutch Shell PLC – ADR – Class B	171,680
		396,427
	FINANCIALS – 2.4%
5,967	Blackstone Group LP	244,408
9,000	KKR & Co. LP	202,590
4,311	Oaktree Capital Group LLC	230,552
2,850	Ventas, Inc. - REIT	196,365
		873,915
	TOTAL COMMON STOCKS (Cost $2,018,905)	2,397,251

Principal Amount

	CORPORATE BONDS – 51.0%
	COMMUNICATIONS – 1.6%
$550,000	CenturyLink, Inc. 6.450%, 6/15/2021	591,250

	CONSUMER DISCRETIONARY – 3.5%
425,000	L Brands, Inc. 5.625%, 2/15/2022	466,437
610,000	Stanley Black & Decker, Inc. 5.750%, 12/15/2053[1,2]	661,850
155,000	Vail Resorts, Inc. 6.500%, 5/1/2019[1]	160,038
		1,288,325
	CONSUMER STAPLES – 2.0%
700,000	CST Brands, Inc. 5.000%, 5/1/2023[1]	721,000

Advisory Research Strategic Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2015 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	ENERGY – 5.8%
$350,000	Frontier Oil Corp. 6.875%, 11/15/2018[1]	$362,688
500,000	QEP Resources, Inc. 6.800%, 4/1/2018	520,000
	Range Resources Corp.
300,000	6.750%, 8/1/2020[1]	312,750
225,000	5.750%, 6/1/2021[1]	234,000
675,000	SEACOR Holdings, Inc. 7.375%, 10/1/2019	691,875
		2,121,313
	FINANCIALS – 33.5%
750,000	Allstate Corp. 5.750%, 8/15/2053[1,2]	817,500
1,260,000	American Express Co. 5.200%, N/A1, 2, 4	1,275,750
750,000	Bank of America Corp. 8.000%, 7/29/2049[1,2]	801,562
425,000	Charles Schwab Corp. 7.000%, N/A1, 2,4	502,563
700,000	CIT Group, Inc. 5.000%, 8/1/2023	715,312
405,000	Citigroup, Inc. 5.950%, N/A1, 2,4	403,481
1,100,000	General Electric Capital Corp. 7.125%, 12/29/2049[1,2]	1,278,750
900,000	Goldman Sachs Group, Inc. 5.700%, 12/29/2049[1,2]	904,500
500,000	Hartford Financial Services Group, Inc. 8.125%, 6/15/2038[1,2]	565,500
1,150,000	JPMorgan Chase & Co. 7.900%, 4/29/2049[1,2]	1,224,750
660,000	Leucadia National Corp. 5.500%, 10/18/2023[1]	676,839
900,000	M&T Bank Corp. 6.450%, N/A1, 2, 4	972,000
450,000	Morgan Stanley 5.550%, N/A1, 2, 4	452,250
600,000	SunTrust Banks, Inc. 5.625%, N/A1, 2, 4	610,500
700,000	Wells Fargo & Co. 7.980%, 3/29/2049[1,2]	770,000

Advisory Research Strategic Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2015 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$295,000	Weyerhaeuser Co. 7.950%, 3/15/2025	$378,902
		12,350,159
	TECHNOLOGY – 2.0%
710,000	CDW LLC/CDW Finance Corp. 5.000%, 9/1/2023[1]	731,300

	UTILITIES – 2.6%
855,000	Southern California Edison Co. 6.250%, 8/29/2049[1,2]	962,790

	TOTAL CORPORATE BONDS (Cost $18,439,436)	18,766,137

Number of Shares

	MUTUAL FUNDS – 1.2%
27,631	PIMCO Corporate & Income Strategy Fund	432,149

	TOTAL MUTUAL FUNDS (Cost $425,694)	432,149

	PREFERRED STOCKS – 35.2%
	COMMUNICATIONS – 2.2%
	Telephone & Data Systems, Inc.
8,910	6.875%, 11/15/2015[1]	225,868
22,440	7.000%, 3/15/2016[1]	578,952
		804,820
	FINANCIALS – 31.9%
	Affiliated Managers Group, Inc.
17,810	5.250%, 10/15/2015[1]	452,552
20,000	6.375%, 8/15/2017[1]	525,000
1,560	Alexandria Real Estate Equities, Inc. 6.450%, 3/15/2017[1]	40,669
7,410	Ally Financial, Inc. 8.500%, N/A1, 2, 4	196,365
	American Financial Group, Inc.
16,720	6.375%, 6/12/2017[1]	445,086
1,120	7.000%, 9/30/2015[1]	28,851
12,910	Associated Banc-Corp 8.000%, 9/15/2016[1]	349,086
12,000	Bank of America Corp. 6.625%, N/A1, 4	311,760
26,000	Capital One Financial Corp. 6.700%, N/A1, 4	698,360

Advisory Research Strategic Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2015 (Unaudited)

Number of Shares		Value

	PREFERRED STOCKS (Continued)
	FINANCIALS (Continued)
21,000	Charles Schwab Corp. 6.000%, 9/1/2017[1]	$556,710
23,160	Citigroup, Inc. 6.875%, 2/12/2019[1]	617,677
26,210	Discover Financial Services 6.500%, 12/1/2017[1]	675,170
5,000	Fifth Third Bancorp 6.625%, 12/31/2023[1,2]	140,650
7,410	GMAC Capital Trust I 8.125%, 2/15/2016[1,2]	194,735
9,570	Goldman Sachs Group, Inc. 6.500%, 11/1/2016[1]	253,509
3,712	Hartford Financial Services Group, Inc. 7.875%, 4/15/2022[1,2]	116,111
24,490	HSBC USA, Inc. 6.500%, N/A1, 4	624,005
26,720	Morgan Stanley Capital Trust IV 6.250%, 4/1/2033[1]	680,559
11,130	Morgan Stanley Capital Trust VI 6.600%, 2/1/2046[1]	279,252
	Navient Corp.
8,910	1.911%, 3/15/2017[2]	218,919
4,450	1.961%, 1/16/2018[2]	107,156
10,000	PNC Financial Services Group, Inc. 6.125%, 5/1/2022[1,2]	280,600
2,773	Post Properties, Inc. 8.500%, 10/1/2026[1]	176,474
21,796	PS Business Parks, Inc. 6.875%, 10/15/2015[1]	560,048
	Public Storage
29,000	6.500%, N/A1, 4	751,390
4,000	6.500%, N/A1, 4	102,244
22,260	Raymond James Financial, Inc. 6.900%, 3/15/2017[1]	600,575
14,000	U.S. Bancorp 6.000%, 4/15/2017[1,2]	378,000
20,483	Vornado Realty Trust 6.875%, 4/20/2016[1]	529,465
17,810	Wells Fargo & Co. 8.000%, 12/15/2017[1]	515,956
11,860	Zions Bancorporation 6.950%, 9/15/2023[1,2]	332,258
		11,739,192

Advisory Research Strategic Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2015 (Unaudited)

Number of Shares		Value

	PREFERRED STOCKS (Continued)
	MATERIALS – 1.1%
16,040	CHS, Inc. 7.100%, 3/31/2024[1,2]	$428,108

	TOTAL PREFERRED STOCKS (Cost $12,283,306)	12,972,120

	SHORT-TERM INVESTMENTS – 5.2%
1,925,244	Fidelity Institutional Money Market Fund, 0.09%[3]	1,925,244

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,925,244)	1,925,244

	TOTAL INVESTMENTS – 99.1% (Cost $35,092,585)	36,492,901
	Other Assets in Excess of Liabilities – 0.9%	345,092

	TOTAL NET ASSETS – 100.0%	$36,837,993

ADR – American Depositary Receipt
LP – Limited Partnership
PLC – Public Limited Company
REIT – Real Estate Investment Trust

[1]	Callable.
[2]	Variable, floating or step rate security.
[3]	The rate is the annualized seven-day yield at period end.
[4]	Perpetual security. Maturity date is not applicable.

See accompanying Notes to Financial Statements.

Advisory Research Strategic Income Fund
SUMMARY OF INVESTMENTS
As of April 30, 2015 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Corporate Bonds
Financials	33.5%
Energy	5.8%
Consumer Discretionary	3.5%
Utilities	2.6%
Technology	2.0%
Consumer Staples	2.0%
Communications	1.6%
Total Corporate Bonds	51.0%
Preferred Stocks
Financials	31.9%
Communications	2.2%
Materials	1.1%
Total Preferred Stocks	35.2%
Common Stocks
Financials	2.4%
Consumer Staples	1.3%
Communications	1.2%
Energy	1.1%
Consumer Discretionary	0.5%
Total Common Stocks	6.5%
Short-Term Investments	5.2%
Mutual Funds	1.2%
Total Investments	99.1%
Other Assets in Excess of Liabilities	0.9%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Advisory Research Funds
STATEMENTS OF ASSETS AND LIABILITIES
As of April 30, 2015 (Unaudited)

	All Cap	Emerging Markets	Global	International
	Value	Opportunities	Value	All Cap Value
	Fund	Fund	Fund	Fund
Assets:
Investments, at cost	$28,347,450	$29,396,189	$16,267,449	$1,276,277
Foreign currency, at cost	-	14,263	23,157	1,306
Investments, at value	$33,453,639	$29,929,799	$17,201,564	$1,319,411
Foreign currency, at value	-	14,573	23,549	1,347
Cash	-	-	-	-
Receivables:
Investment securities sold	1,091,729	8,164	222,491	-
Fund shares sold	4,991	-	1,146	-
Dividends and interest	7,524	48,842	66,337	7,852
Due from Advisor	-	-	390	14,476
Prepaid expenses	2,699	14,942	3,584	7,379
Total assets	34,560,582	30,016,320	17,519,061	1,350,465

Liabilities:
Payables:
Due to Custodian	-	-	165,419	-
Investment securities purchased	-	217,202	-	-
Fund shares redeemed	25,000	59,966	412,609	-
Advisory fees	12,224	10,602	-	-
Fund accounting fees	9,397	7,685	8,786	7,985
Auditing fees	8,282	8,637	8,311	8,281
Fund administration fees	5,110	4,938	3,665	4,177
Transfer agent fees and expenses	4,009	3,571	3,855	3,233
Legal fees	3,746	1,945	3,467	1,900
Custody fees	2,634	8,958	7,078	2,856
Shareholder reporting fees	1,822	4,287	1,836	2,003
Trustees' fees and expenses	1,032	956	345	1,469
Chief Compliance Officer fees	705	431	678	438
Shareholder servicing fees (Note 7)	-	-	-	-
Other accrued expenses	5,467	3,458	1,018	2,411
Total liabilities	79,428	332,636	617,067	34,753

Net Assets	$34,481,154	$29,683,684	$16,901,994	$1,315,712

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with unlimited number of shares authorized)	$21,876,343	$29,492,686	$15,265,392	$1,270,289
Accumulated net investment income (loss)	117,197	(205,826)	17,175	(8,001)
Accumulated net realized gain (loss) on investments and foreign currency transactions	7,381,425	(137,357)	686,330	10,473
Net unrealized appreciation (depreciation) on:
Investments	5,106,189	533,610	934,115	43,134
Foreign currency translations	-	571	(1,018)	(183)
Net Assets	$34,481,154	$29,683,684	$16,901,994	$1,315,712

Number of shares issued and outstanding	2,205,637	2,946,323	1,363,532	140,344
Net asset value per share	$15.63	$10.07	$12.40	$9.37

See accompanying Notes to Financial Statements.

Advisory Research Funds
STATEMENTS OF ASSETS AND LIABILITIES
As of April 30, 2015 (Unaudited)

	International	Small Company	Strategic
	Small Cap Value	Opportunities	Income
	Fund	Fund	Fund
Assets:
Investments, at cost	$144,119,912	$3,763,923	$35,092,585
Foreign currency, at cost	-	-	-
Investments, at value	$154,184,013	$4,064,204	$36,492,901
Foreign currency, at value	-	-	-
Cash	-	-	45,425
Receivables:
Investment securities sold	186,166	-	-
Fund shares sold	188,793	-	-
Dividends and interest	737,784	128	345,644
Due from Advisor	-	10,267	-
Prepaid expenses	82,738	15,046	12,086
Total assets	155,379,494	4,089,645	36,896,056

Liabilities:
Payables:
Investment securities purchased	435,756	-	-
Fund shares redeemed	4,117	-	-
Advisory fees	107,285	-	10,135
Fund accounting fees	15,341	7,095	12,950
Auditing fees	8,679	8,637	8,630
Fund administration fees	11,359	3,966	5,471
Transfer agent fees and expenses	8,953	6,616	3,088
Legal Fees	7,515	5,165	4,147
Custody fees	11,252	5,749	3,114
Shareholder reporting fees	2,920	3,929	5,852
Trustees' fees and expenses	1,113	2,319	930
Chief Compliance Officer fees	511	429	676
Shareholder servicing fees (Note 7)	1,536	-	-
Other accrued expenses	1,315	6,024	3,070
Total liabilities	617,652	49,929	58,063

Net Assets	$154,761,842	$4,039,716	$36,837,993

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with unlimited number of shares authorized)	$143,622,278	3,787,569	$33,676,900
Accumulated net investment income (loss)	(518,433)	(25,048)	106,563
Accumulated net realized gain (loss) on investments and foreign currency transactions	1,602,992	(23,086)	1,654,214
Net unrealized appreciation (depreciation) on:
Investments	10,064,101	300,281	1,400,316
Foreign currency translations	(9,096)	-	-
Net Assets	$154,761,842	$4,039,716	$36,837,993

Shares of beneficial interest issued and outstanding		382,530	3,747,009
Net asset value per share		$10.56	$9.83

Net asset value per share per Class:
Investor Class shares:
Net assets applicable to shares outstanding	$38,694,738
Shares of beneficial interest issued and outstanding	3,245,086
Net asset value per share	$11.92

Class I shares:
Net assets applicable to shares outstanding	$116,067,104
Shares of beneficial interest issued and outstanding	9,728,518
Net asset value per share	$11.93

See accompanying Notes to Financial Statements.

Advisory Research Funds
STATEMENTS OF OPERATIONS
For the Six Months Ended April 30, 2015 (Unaudited)

	All Cap	Emerging Markets	Global	International
	Value	Opportunities	Value	All Cap Value
	Fund	Fund	Fund	Fund
Investment Income:
Dividends (net of foreign withholding taxes of $0, $23,673, $7,130 and $826, respectively)	$417,166	$233,772	$191,415	$10,426
Interest	599	492	260	20
Total investment income	417,765	234,264	191,675	10,446

Expenses:
Advisory fees	172,203	130,011	78,191	5,089
Fund accounting fees	23,977	27,893	35,576	28,712
Fund administration fees	23,652	18,889	18,809	18,833
Transfer agent fees and expenses	13,314	9,153	10,578	9,021
Registration fees	10,091	11,901	11,244	11,405
Auditing fees	8,280	8,679	8,312	8,281
Custody fees	6,049	32,997	11,400	6,775
Legal fees	5,395	4,251	5,335	2,795
Miscellaneous	3,407	981	1,679	1,014
Chief Compliance Officer fees	2,708	2,129	2,748	2,417
Trustees' fees and expenses	2,579	1,676	2,579	2,579
Shareholder reporting fees	1,488	1,468	3,046	1,136
Insurance fees	303	595	42	133
Shareholder servicing fees (Note 7)	-	-	-	-
Total expenses	273,446	250,623	189,539	98,190
Advisory fees waived	(43,929)	(75,575)	(81,982)	(5,089)
Other expenses absorbed	-	-	-	(86,098)
Net expenses	229,517	175,048	107,557	7,003
Net investment income	188,248	59,216	84,118	3,443

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency:
Net realized gain (loss) on:
Investments	7,381,454	(82,801)	731,838	15,349
Foreign currency transactions	-	(18,277)	(30,740)	(4,302)
Net realized gain (loss)	7,381,454	(101,078)	701,098	11,047
Net change in unrealized appreciation/depreciation on:
Investments	(7,037,672)	352,577	(17,103)	47,588
Foreign currency translations	-	790	1,285	128
Net change in unrealized appreciation/depreciation	(7,037,672)	353,367	(15,818)	47,716
Net increase from payment by affiliates (Note 3)	-	-	-	1,294
Net realized and unrealized gain on investments and foreign currency	343,782	252,289	685,280	60,057
Net Increase in Net Assets from Operations	$532,030	$311,505	$769,398	$63,500

See accompanying Notes to Financial Statements.

Advisory Research Funds
STATEMENTS OF OPERATIONS
For the Six Months Ended April 30, 2015 (Unaudited)

	International	Small Company	Strategic
	Small Cap Value	Opportunities	Income
	Fund	Fund	Fund
Investment Income:
Dividends (net of foreign withholding taxes of $127,920, $76 and $1,201, respectively)	$1,353,212	$24,076	$826,489
Interest	2,602	70	974,993
Total investment income	1,355,814	24,146	1,801,482

Expenses:
Advisory fees	646,303	18,471	233,695
Fund accounting fees	50,660	15,166	29,530
Fund administration fees	60,988	17,481	31,476
Transfer agent fees and expenses	21,331	9,497	11,455
Registration fees	24,795	10,909	11,405
Auditing fees	8,679	8,679	8,431
Custody fees	39,994	6,545	6,505
Legal fees	3,943	5,951	5,240
Miscellaneous	4,959	2,480	2,258
Chief Compliance Officer fees	2,625	2,125	1,939
Trustees' fees and expenses	2,976	2,976	2,579
Shareholder reporting fees	3,471	2,480	1,972
Insurance fees	744	595	125
Shareholder servicing fees (Note 7)	4,958	-	-
Total expenses	876,426	103,355	346,610
Advisory fees waived	(42,157)	(18,471)	(46,083)
Other expenses absorbed	-	(59,519)	-
Net expenses	834,269	25,365	300,527
Net investment income (loss)	521,545	(1,219)	1,500,955

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency:
Net realized gain (loss) on:
Investments	1,848,494	(18,502)	1,654,305
Foreign currency transactions	(98,267)	-	-
Net realized gain (loss)	1,750,227	(18,502)	1,654,305
Net change in unrealized appreciation/depreciation on:
Investments	3,504,303	100,205	(1,382,625)
Foreign currency translations	14,564	-	-
Net change in unrealized appreciation/depreciation	3,518,867	100,205	(1,382,625)
Net increase from payment by affiliates (Note 3)	-	-	-
Net realized and unrealized gain on investments and foreign currency	5,269,094	81,703	271,680
Net Increase in Net Assets from Operations	$5,790,639	$80,484	$1,772,635

See accompanying Notes to Financial Statements.

Advisory Research Funds
Advisory Research All Cap Value Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months
	Ended April 30, 2015	For the Year Ended
	(Unaudited)	October 31, 2014
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$188,248	$294,845
Net realized gain on:
Investments	7,381,454	6,128,133
Net change in unrealized appreciation/depreciation on:
Investments	(7,037,672)	(106,981)
Net increase in net assets resulting from operations	532,030	6,315,997

Distributions to Shareholders:
From net investment income	(272,056)	(185,294)
From net realized gains	(6,141,484)	(2,861,640)
Total distributions to shareholders	(6,413,540)	(3,046,934)

Capital Transactions:
Proceeds from shares sold	8,516,437	5,117,227
Reinvestment of distributions	1,276,746	2,011,487
Cost of shares redeemed[1]	(29,726,566)	(6,710,988)
Net increase (decrease) in net assets from capital transactions	(19,933,383)	417,726

Total increase (decrease) in net assets	(25,814,893)	3,686,789

Net Assets:
Beginning of period	60,296,047	56,609,258
End of period	$34,481,154	$60,296,047

Accumulated net investment income	$117,197	$201,005

Capital Share Transactions:
Shares sold	540,708	324,501
Shares issued on reinvestment	85,287	127,552
Shares redeemed	(1,952,478)	(409,360)
Net increase (decrease) in capital share transactions	(1,326,483)	42,693

[1]	Net of redemption fee proceeds of $1,388 and $4,994, respectively.

See accompanying Notes to Financial Statements.

Advisory Research Funds
Advisory Research Emerging Markets Opportunities Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the Period
	Six Months Ended	November 1, 2013*
	April 30, 2015	through
	(Unaudited)	October 31, 2014
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$59,216	$121,503
Net realized gain (loss) on:
Investments	(82,801)	738,312
Foreign currency transactions	(18,277)	(64,230)
Net change in unrealized appreciation/depreciation on:
Investments	352,577	181,033
Foreign currency translations	790	(219)
Net increase in net assets resulting from operations	311,505	976,399

Distributions to Shareholders:
From net investment income	(387,903)	(7,319)
From net realized gains	(711,212)	-
Total distributions to shareholders	(1,099,115)	(7,319)

Capital Transactions:
Proceeds from shares sold	5,542,745	25,868,170
Reinvestment of distributions	950,440	7,319
Cost of shares redeemed[1]	(841,329)	(2,025,131)
Net increase in net assets from capital transactions	5,651,856	23,850,358

Total increase in net assets	4,864,246	24,819,438

Net Assets:
Beginning of period	24,819,438	-
End of period	$29,683,684	$24,819,438

Accumulated net investment income (loss)	$(205,826)	$122,861

Capital Share Transactions:
Shares sold	585,813	2,529,218
Shares issued on reinvestment	103,534	751
Shares redeemed	(89,619)	(183,374)
Net increase in capital share transactions	599,728	2,346,595

*	Commencement of operations.
[1]	Net of redemption fee proceeds of $0 and $250, respectively.

See accompanying Notes to Financial Statements.

Advisory Research Funds
Advisory Research Global Value Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months
	Ended April 30, 2015	For the Year Ended
	(Unaudited)	October 31, 2014
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$84,118	$227,782
Net realized gain (loss) on:
Investments	731,838	1,716,617
Foreign currency transactions	(30,740)	4,047
Net change in unrealized appreciation/depreciation on:
Investments	(17,103)	(1,360,057)
Foreign currency translations	1,285	(2,006)
Net increase in net assets resulting from operations	769,398	586,383

Distributions to Shareholders:
From net investment income	(225,340)	(261,273)
From net realized gains	(1,683,014)	(1,830,090)
Total distributions to shareholders	(1,908,354)	(2,091,363)

Capital Transactions:
Proceeds from shares sold	6,241,865	3,679,810
Reinvestment of distributions	821,111	978,480
Cost of shares redeemed[1]	(9,798,640)	(4,695,130)
Net decrease in net assets from capital transactions	(2,735,664)	(36,840)

Total decrease in net assets	(3,874,620)	(1,541,820)

Net Assets:
Beginning of period	20,776,614	22,318,434
End of period	$16,901,994	$20,776,614

Accumulated net investment income	$17,175	$158,397

Capital Share Transactions:
Shares sold	513,801	282,954
Shares issued on reinvestment	70,969	75,851
Shares redeemed	(798,703)	(350,851)
Net increase (decrease) in capital share transactions	(213,933)	7,954

[1]	Net of redemption fee proceeds of $617 and $7,555, respectively.

See accompanying Notes to Financial Statements.

Advisory Research Funds
Advisory Research International All Cap Value Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months
	Ended April 30, 2015	For the Year Ended
	(Unaudited)	October 31, 2014
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$3,443	$28,540
Net realized gain (loss) on:
Investments	15,349	150,441
Foreign currency transactions	(4,302)	(1,981)
Net change in unrealized appreciation/depreciation on:
Investments	47,588	(202,731)
Foreign currency translations	128	(400)
Net increase from payment by affiliates	1,294	-
Net increase (decrease) in net assets resulting from operations	63,500	(26,131)

Distributions to Shareholders:
From net investment income	(34,425)	(55,142)
From net realized gains	(133,568)	(8,426)
Total distributions to shareholders	(167,993)	(63,568)

Capital Transactions:
Proceeds from shares sold	7,552	12,400
Reinvestment of distributions	123,586	61,849
Cost of shares redeemed[1]	(131,728)	(294,419)
Net decrease in net assets from capital transactions	(590)	(220,170)

Total decrease in net assets	(105,083)	(309,869)

Net Assets:
Beginning of period	1,420,795	1,730,664
End of period	$1,315,712	$1,420,795

Accumulated net investment income (loss)	$(8,001)	$22,981

Capital Share Transactions:
Shares sold	883	1,153
Shares issued on reinvestment	14,574	6,148
Shares redeemed	(15,206)	(28,155)
Net increase (decrease) in capital share transactions	251	(20,854)

[1]	Net of redemption fee proceeds of $2 and $0, respectively.

See accompanying Notes to Financial Statements.

Advisory Research Funds
Advisory Research International Small Cap Value Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months
	Ended April 30, 2015	For the Year Ended
	(Unaudited)	October 31, 2014
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$521,545	$1,811,371
Net realized gain (loss) on:
Investments	1,848,494	9,813,788
Foreign currency transactions	(98,267)	(69,670)
Net change in unrealized appreciation/depreciation on:
Investments	3,504,303	(8,954,503)
Foreign currency translations	14,564	(29,358)
Net increase in net assets resulting from operations	5,790,639	2,571,628

Distributions to Shareholders:
From net investment income:
Investor Class	(423,684)	(2,673,455)
Class I	(1,480,478)	-
From net realized gains:
Investor Class	(2,158,229)	(4,331,669)
Class I	(7,290,287)	-
Total distributions to shareholders	(11,352,678)	(7,005,124)

Capital Transactions:
Proceeds from shares sold:
Investor Class	8,300,416	12,805,633
Class I	6,308,159	116,269,309
Reinvestment of distributions:
Investor Class	2,304,334	6,733,647
Class I	8,361,467	-
Cost of shares redeemed:
Investor Class [1]	(2,494,087)	(104,077,270)
Class I2	(4,329,533)	(804,133)
Net increase in net assets from capital transactions	18,450,756	30,927,186

Total increase in net assets	12,888,717	26,493,690

Net Assets:
Beginning of period	141,873,125	115,379,435
End of period	$154,761,842	$141,873,125

Accumulated net investment income (loss)	$(518,433)	$864,184

Capital Share Transactions:
Shares sold:
Investor Class	720,993	1,016,752
Class I	555,493	8,845,678
Shares issued on reinvestment:
Investor Class	211,019	560,203
Class I	765,001	-
Shares redeemed:
Investor Class	(219,053)	(7,935,695)
Class I	(375,193)	(62,461)
Net increase in capital share transactions	1,658,260	2,424,477

[1]	Net of redemption fee proceeds of $1,915 and $963, respectively.
[2]	Net of redemption fee proceeds of $520 and $217, respectively.

See accompanying Notes to Financial Statements.

Advisory Research Funds
Advisory Research Small Company Opportunities Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the Period
	Six Months Ended	November 1, 2013*
	April 30, 2015	through
	(Unaudited)	October 31, 2014
Increase (Decrease) in Net Assets From:
Operations:
Net investment loss	$(1,219)	$(7,334)
Net realized gain (loss) on:
Investments	(18,502)	256,909
Net change in unrealized appreciation/depreciation on:
Investments	100,205	200,076
Net increase in net assets resulting from operations	80,484	449,651

Distributions to Shareholders:
From net investment income	-	(12,021)
From net realized gains	(270,400)	-
Total distributions to shareholders	(270,400)	(12,021)

Capital Transactions:
Proceeds from shares sold	10,000	7,520,177
Reinvestment of distributions	72,864	12,021
Cost of shares redeemed[1]	(1,201,782)	(2,621,278)
Net increase (decrease) in net assets from capital transactions	(1,118,918)	4,910,920

Total increase (decrease) in net assets	(1,308,834)	5,348,550

Net Assets:
Beginning of period	5,348,550	-
End of period	$4,039,716	$5,348,550

Accumulated net investment loss	$(25,048)	$(23,829)

Capital Share Transactions:
Shares sold	953	732,846
Shares issued on reinvestment	7,258	1,145
Shares redeemed	(115,554)	(244,118)
Net increase (decrease) in capital share transactions	(107,343)	489,873

*	Commencement of operations.
[1]	Net of redemption fee proceeds of $0 and $0, respectively.

See accompanying Notes to Financial Statements.

Advisory Research Funds
Advisory Research Strategic Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months
	Ended April 30, 2015	For the Year Ended
	(Unaudited)	October 31, 2014
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$1,500,955	$4,858,812
Net realized gain on:
Investments	1,654,305	392,794
Net change in unrealized appreciation/depreciation on:
Investments	(1,382,625)	2,113,171
Net increase in net assets resulting from operations	1,772,635	7,364,777

Distributions to Shareholders:
From net investment income	(1,441,722)	(4,754,568)
From net realized gains	(478,470)	(811,192)
Total distributions to shareholders	(1,920,192)	(5,565,760)

Capital Transactions:
Proceeds from shares sold	315,480	981,789
Reinvestment of distributions	1,159,029	5,366,880
Cost of shares redeemed[1]	(63,637,757)	(19,915,851)
Net decrease in net assets from capital transactions	(62,163,248)	(13,567,182)

Total decrease in net assets	(62,310,805)	(11,768,165)

Net Assets:
Beginning of period	99,148,798	110,916,963
End of period	$36,837,993	$99,148,798

Accumulated net investment income	$106,563	$47,330

Capital Share Transactions:
Shares sold	31,956	101,040
Shares issued on reinvestment	118,547	551,321
Shares redeemed	(6,470,040)	(2,049,731)
Net decrease in capital share transactions	(6,319,537)	(1,397,370)

[1]	Net of redemption fee proceeds of $0 and $1,799, respectively.

See accompanying Notes to Financial Statements.

Advisory Research Funds
Advisory Research All Cap Value Fund
FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2015 (Unaudited)		For the Year Ended October 31, 2014		For the Year Ended October 31, 2013		For the Year Ended October 31, 2012		For the Year Ended October 31, 2011		For the Period November 16, 2009* through October 31, 2010
Net asset value, beginning of period	$17.07		$16.22		$12.84		$11.70		$11.16		$10.00
Income from investment operations:
Net investment income	0.06	[1]	0.08	[1]	0.08	[1]	0.12	[1]	0.08	[1]	0.02
Net realized and unrealized gain on investments	0.35		1.66		3.42		1.09		0.75		1.14
Total from investment operations	0.41		1.74		3.50		1.21		0.83		1.16

Less distributions:
From net investment income	(0.08)		(0.05)		(0.12)		(0.06)		(0.03)		-
From net realized gain	(1.77)		(0.84)		-		(0.01)		(0.26)		-
Total distributions	(1.85)		(0.89)		(0.12)		(0.07)		(0.29)		-

Redemption fee proceeds[1]	-	[2]	-	[2]	-		-	[2]	-		-

Net asset value, end of period	$15.63		$17.07		$16.22		$12.84		$11.70		$11.16

Total return[3]	2.85%	[4]	11.18%		27.46%		10.32%		7.45%		11.60%	[4]

Ratios and Supplemental Data:
Net assets, end of period (millions)	$34.5		$60.3		$56.6		$36.8		$32.0		$8.6

Ratio of expenses to average net assets: [6]
Before fees waived and expenses absorbed	1.19%	[5]	1.14%		1.43%		1.51%		2.09%		4.57%	[5]
After fees waived and expenses absorbed	1.00%	[5]	1.03%		1.20%		1.20%		1.20%		1.20%	[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	0.63%	[5]	0.39%		0.33%		0.69%		(0.24%)		(3.07%)	[5]
After fees waived and expenses absorbed	0.82%	[5]	0.50%		0.56%		1.00%		0.65%		0.30%	[5]
Portfolio turnover rate	28%	[4]	44%		40%		20%		18%		35%	[4]

*	Commencement of operations.
[1]	Based on average shares method.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.
[6]
Prior to January 1, 2014, the Advisor had contractually agreed to limit the operating expenses of the All Cap Cap Value Fund to 1.20%. Effective January 1, 2014, the Advisor has contractually agreed to limit the operating expenses to 1.00%.

See accompanying Notes to Financial Statements.

Advisory Research Funds
Advisory Research Emerging Markets Opportunities Fund
FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended		For the Period November 1, 2013*
	April 30, 2015		through
	(Unaudited)		October 31, 2014
Net asset value, beginning of period	$10.58		$10.00
Income from investment operations:
Net investment income[1]	0.02		0.09
Net realized and unrealized gain (loss) on investments	(0.07)		0.50
Total from investment operations	(0.05)		0.59

Less distributions:
From net investment income	(0.16)		(0.01)
From net realized gain	(0.30)		-
Total distributions	(0.46)		(0.01)

Redemption fee proceeds[1]	-		-	[2]

Net asset value, end of period	$10.07		$10.58

Total return[3]	0.01%	[4]	5.87%	[4]

Ratios and Supplemental Data:
Net assets, end of period (millions)	$29.7		$25.0

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.93%	[5]	2.63%	[5]
After fees waived and expenses absorbed	1.35%	[5]	1.35%	[5]
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	(0.12%)	[5]	(0.37%)	[5]
After fees waived and expenses absorbed	0.46%	[5]	0.91%	[5]

Portfolio turnover rate	16%	[4]	67%	[4]

*	Commencement of operations.
[1]	Based on average shares method.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

Advisory Research Funds
Advisory Research Global Value Fund
FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2015 (Unaudited)		For the Year Ended October 31, 2014		For the Year Ended October 31, 2013		For the Year Ended October 31, 2012		For the Year Ended October 31, 2011		For the Period July 30, 2010* through October 31, 2010
Net asset value, beginning of period	$13.17		$14.22		$11.44		$10.52		$10.58		$10.00
Income from investment operations:
Net investment income	0.05	[1]	0.14	[1]	0.11	[1]	0.12	[1]	0.11	[1]	0.01
Net realized and unrealized gain on investments	0.44		0.18		2.83		0.93		0.01		0.57
Total from investment operations	0.49		0.32		2.94		1.05		0.12		0.58

Less distributions:
From net investment income	(0.15)		(0.17)		(0.16)		(0.13)		(0.18)		-
From net realized gain	(1.11)		(1.20)		-		-		-		-
Total distributions	(1.26)		(1.37)		(0.16)		(0.13)		(0.18)		-

Redemption fee proceeds[1]	-	[2]	-	[2]	-	[2]	-	[2]	-	[2]	-

Net asset value, end of period	$12.40		$13.17		$14.22		$11.44		$10.52		$10.58

Total return[3]	5.00%	[4]	2.44%		26.00%		10.10%		1.06%		5.80%	[4]

Ratios and Supplemental Data:
Net assets, end of period (millions)	$16.9		$20.8		$22.3		$11.9		$9.6		$7.2

Ratio of expenses to average net assets:[6]
Before fees waived and expenses absorbed	1.94%	[5]	1.82%		2.05%		2.53%		2.93%		5.29%	[5]
After fees waived and expenses absorbed	1.10%	[5]	1.14%		1.35%		1.35%		1.35%		1.35%	[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	0.02%	[5]	0.35%		0.13%		(0.05%)		(0.62%)		(3.43%)	[5]
After fees waived and expenses absorbed	0.86%	[5]	1.03%		0.83%		1.13%		0.96%		0.51%	[5]
Portfolio turnover rate	50%	[4]	47%		93%		37%		76%		18%	[4]

*	Commencement of operations.
[1]	Based on average shares method.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares
[4]	Not annualized.
[5]	Annualized.
[6]	Prior to January 1, 2014, the Advisor had contractually agreed to limit the operating expenses of the Global Value Fund to 1.35%. Effective January 1, 2014, the Advisor has contractually agreed to limit the operating expenses to 1.10%.

See accompanying Notes to Financial Statements.

Advisory Research Funds
Advisory Research International All Cap Value Fund
FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2015 (Unaudited)		For the Year Ended October 31, 2014	For the Year Ended October 31, 2013	For the Year Ended October 31, 2012	For the Period May 2, 2011* through October 31, 2011
Net asset value, beginning of period	$10.14		$10.75	$8.82	$8.16	$10.00
Income (loss) from investment operations:
Net investment income[1]	0.02		0.20	0.16	0.18	0.06
Net realized and unrealized gain (loss) on investments	0.41		(0.34)	1.99	0.55	(1.90)
Total from investment operations	0.43		(0.14)	2.15	0.73	(1.84)

Less distributions:
From net investment income	(0.25)		(0.41)	(0.22)	(0.07)	-
From net realized gain	(0.95)		(0.06)	-	-	-
Total distributions	(1.20)		(0.47)	(0.22)	(0.07)	-

Redemption fee proceeds[1]	-	[2]	-	-	-	-

Net asset value, end of period	$9.37		$10.14	$10.75	$8.82	$8.16

Total return[3]	5.48%	[4]	(1.28%)	24.86%	9.04%	(18.40%)	[4]

Ratios and Supplemental Data:
Net assets, end of period (millions)	$1.3		$1.4	$1.7	$1.6	$1.3

Ratio of expenses to average net assets:[6]
Before fees waived and expenses absorbed	15.42%	[5]	14.73%	12.27%	15.41%	22.47%	[5]
After fees waived and expenses absorbed	1.10%	[5]	1.15%	1.35%	1.35%	1.35%	[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(13.78%)	[5]	(11.70%)	(9.23%)	(11.84%)	(19.68%)	[5]
After fees waived and expenses absorbed	0.54%	[5]	1.88%	1.69%	2.22%	1.44%	[5]
Portfolio turnover rate	25%	[4]	68%	65%	37%	8%	[4]

*	Commencement of operations.
[1]	Based on average shares method.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redeption of Fund shares.
[4]	Not annualized.
[5]	Annualized.
[6]	Prior to January 1, 2014, the Advisor had contractually agreed to limit the operating expenses of the International All Cap Value Fund to 1.35%. Effective January 1, 2014, the Advisor has contractually agreed to limit the operating expenses to 1.10%.

See Accompanying Notes to the Financial Statements.

Advisory Research Funds
Advisory Research International Small Cap Value Fund
FINANCIAL HIGHLIGHTS
Investor Class

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2015 (Unaudited)		For the Year Ended October 31, 2014		For the Year Ended October 31, 2013		For the Year Ended October 31, 2012		For the Year Ended October 31, 2011		For the Period March 31, 2010* through October 31, 2010
Net asset value, beginning of period	$12.53		$12.98		$10.48		$10.02		$10.51		$10.00
Income from investment operations
Net investment income	0.04	[1]	0.16	[1]	0.17	[1]	0.18	[1]	0.15	[1]	0.03
Net realized and unrealized gain (loss) on investments	0.34		0.18		2.63		0.66		(0.24)		0.48
Total from investment operations	0.38		0.34		2.80		0.84		(0.09)		0.51

Less Distributions:
From net investment income	(0.16)		(0.30)		(0.21)		(0.20)		(0.33)		-
From net realized gain	(0.83)		(0.49)		(0.09)		(0.18)		(0.07)		-
Total distributions	(0.99)		(0.79)		(0.30)		(0.38)		(0.40)		-

Redemption fee proceeds[1]	-	[2]	-	[2]	-	[2]	-	[2]	-	[2]	-

Net asset value, end of period	$11.92		$12.53		$12.98		$10.48		$10.02		$10.51

Total return[3]	3.76%	[4]	2.84%		27.30%		9.03%		(1.02%)		5.10%	[4]

Ratios and Supplemental Data
Net assets, end of period (millions)	$38.7		$31.8		$115.4		$48.6		$30.4		$23.5

Ratio of expenses to average net assets:[6]
Before fees waived and expenses absorbed	1.24%	[5]	1.27%		1.42%		1.61%		1.84%		2.58%	[5]
After fees waived and expenses absorbed	1.18%	[5]	1.19%		1.28%		1.35%		1.35%		1.35%	[5]
Ratio of net investment income to average net assets
Before fees waived and expenses absorbed	0.64%	[5]	1.17%		1.30%		1.55%		0.85%		(0.43%)	[5]
After fees waived and expenses absorbed	0.70%	[5]	1.25%		1.44%		1.81%		1.34%		0.80%	[5]

Portfolio turnover rate	19%	[4]	39%		40%		31%		30%		18%	[4]

*	Commencement of operations.
[1]	Based on average shares method.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.
[6]	Prior to April 1, 2013, the Advisor had contractually agreed to limit the operating expenses of the International Small Cap Value Fund Investor Class to 1.35%. For the period April 1, 2013 through December 31, 2013, the Advisor had contractually agreed to limit the operating expenses of the Investor Class to 1.25%. Effective January 1, 2014, the Advisor has contractually agreed to limit the operating expenses of the Investor Class to 1.30%.

See Accompanying Notes to the Financial Statements.

Advisory Research Funds
Advisory Research International Small Cap Value Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.
	For the		For the Period
	Six Months Ended		December 31, 2013*
	April 30, 2015		through
	(Unaudited)		October 31, 2014
Net asset value, beginning of period	$12.54		$12.44
Income from investment operations
Net investment income[1]	0.04		0.18
Net realized and unrealized gain (loss) on investments	0.35		(0.08)
Total from investment operations	0.39		0.10

Less Distributions:
From net investment income	(0.17)		-
From net realized gain	(0.83)		-
Total distributions	(1.00)		-

Redemption fee proceeds[1]	-	[2]	-	[2]

Net asset value, end of period	$11.93		$12.54

Total return[3]	3.80%	[4]	0.80%	[4]

Ratios and Supplemental Data
Net assets, end of period (millions)	$116.1		$110.1

Ratio of expenses to average net assets
Before fees waived and expenses absorbed	1.21%	[5]	1.23%	[5]
After fees waived and expenses absorbed	1.15%	[5]	1.15%	[5]
Ratio of net investment income to average net assets
Before fees waived and expenses absorbed	0.67%	[5]	1.55%	[5]
After fees waived and expenses absorbed	0.73%	[5]	1.63%	[5]

Portfolio turnover rate	19%	[4]	39%	[4]

*	Commencement of operations.
[1]	Based on average shares method.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See Accompanying Notes to the Financial Statements.

Advisory Research Funds
Advisory Research Small Company Opportunities Fund
FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	For the		For the Period
	Six Months Ended		November 1, 2013*
	April 30, 2015		through
	(Unaudited)		October 31, 2014
Net asset value, beginning of period	$10.92		$10.00
Income from investment operations:
Net investment loss[1]	-	[2]	(0.01)
Net realized and unrealized gain on investments	0.19		0.96
Total from investment operations	0.19		0.95

Less distributions:
From net investment income	-		(0.03)
From net realized gain	(0.55)		-
Total distributions	(0.55)		(0.03)

Redemption fee proceeds[1]	-		-

Net asset value, end of period	$10.56		$10.92

Total return[3]	2.02%	[4]	9.50%	[4]

Ratios and Supplemental Data:
Net assets, end of period (millions)	$4.0		$5.3

Ratio of expenses to average net assets:	4.48%	[5]	3.63%	[5]
Before fees waived and expenses absorbed	1.10%	[5]	1.10%	[5]
After fees waived and expenses absorbed
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(3.43%)	[5]	(2.65%)	[5]
After fees waived and expenses absorbed	(0.05%)	[5]	(0.13%)	[5]
Portfolio turnover rate	60%	[4]	264%	[4]

*	Commencement of operations.
[1]	Based on average shares method.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

Advisory Research Funds
Advisory Research Strategic Income Fund
FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2015		For the Year Ended		For the Period December 31, 2012* through
	(Unaudited)		October 31, 2014		October 31, 2013
Net asset value, beginning of period	$9.85		$9.68		$10.00
Income from investment operations:
Net investment income[1]	0.22		0.46		0.39
Net realized and unrealized gain (loss) on investments	0.03		0.23		(0.26)
Total from investment operations	0.25		0.69		0.13

Less distributions:
From net investment income	(0.22)		(0.45)		(0.38)
From net realized gain	(0.05)		(0.07)		(0.07)
Total distributions	(0.27)		(0.52)		(0.45)

Redemption fee proceeds[1]	-		-	[2]	-	[2]

Net asset value, end of period	$9.83		$9.85		$9.68

Total return[3]	2.59%	[4]	7.40%		1.30%	[4]

Ratios and Supplemental Data:
Net assets, end of period (millions)	$36.8		$99.1		$110.9

Ratio of expenses to average net assets:
Before fees waived	1.04%	[5]	0.97%		1.00%	[5]
After fees waived	0.90%	[5]	0.90%		0.90%	[5]
Ratio of net investment income to average net assets:
Before fees waived	4.36%	[5]	4.64%		4.52%	[5]
After fees waived	4.50%	[5]	4.71%		4.62%	[5]

Portfolio turnover rate	13%	[4]	28%		68%	[4]

*	Commencement of operations.
[1]	Based on average shares method.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

Advisory Research Funds
NOTES TO FINANCIAL STATEMENTS
April 30, 2015 (Unaudited)

Note 1 – Organization
Advisory Research All Cap Value Fund (the “All Cap Value Fund”), Advisory Research Emerging Markets Opportunities Fund (the “Emerging Markets Opportunities Fund”), Advisory Research Global Value Fund (the “Global Value Fund”), Advisory Research International All Cap Value Fund (the “International All Cap Value Fund”), Advisory Research International Small Cap Value Fund (the “International Small Cap Value Fund”), Advisory Research Small Company Opportunities Fund (the “Small Company Opportunities Fund”) and Advisory Research Strategic Income Fund (the “Strategic Income Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The All Cap Value Fund, Global Value Fund, International All Cap Value Fund, International Small Cap Value Fund and Strategic Income Fund are diversified funds. The Emerging Markets Opportunities Fund and Small Company Opportunities Fund are non-diversified funds. The All Cap Value Fund, Emerging Markets Opportunities Fund, Global Value Fund, International All Cap Value Fund, International Small Cap Value Fund and Small Company Opportunities Fund’s primary investment objective is to provide long-term capital appreciation. The Strategic Income Fund’s primary investment objective is to seek high current income and long term capital appreciation. The All Cap Value Fund commenced investment operations on November 16, 2009, the Emerging Markets Opportunities Fund commenced investment operations on November 1, 2013, the Global Value Fund commenced investment operations on July 30, 2010, the International All Cap Value Fund commenced investment operations on May 2, 2011, the International Small Cap Value Fund commenced investment operations on March 31, 2010, the Small Company Opportunities Fund commenced investment operations on November 1, 2013 and the Strategic Income Fund commenced investment operations on December 31, 2012. Each of the Funds is authorized to issue a single class of shares except for the International Small Cap Value Fund. The International Small Cap Value Fund is authorized to issue two classes of shares: Investor Class shares and Class I shares. Class I shares of the International Small Cap Value Fund commenced operations on December 31, 2013.

The shares of each class represent an interest in the same portfolio of investments of the International Small Cap Value Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Global Value Fund commenced operations on July 30, 2010, prior to which its only activity was the receipt of a $50,000 investment from a portfolio manager of the Fund and a $4,674,017 transfer of shares of the Global Value Fund in exchange for the net assets of the Advisory Research Global All Cap Fund LP, a Delaware limited partnership (the “Global Partnership”). This exchange was nontaxable, whereby the Global Value Fund issued 467,402 shares for the net assets of the Global Partnership with a fair value of $4,674,017 (identified cost of investment transferred $4,722,168) on July 30, 2010. For financial reporting purposes, assets received and shares issued by Global Value Fund were recorded at fair value; however, the cost basis of the investments received from the Global Partnership was carried forward to align ongoing reporting of the Global Value Fund’s realized and unrealized gains and losses with amount distributable to shareholders for tax purposes. The Global Value Fund assumed $8,226 in net liabilities as part of this exchange.

The Strategic Income Fund commenced operations on December 31, 2012, prior to which its only activity was the receipt of a $10,000 investment from principals of the Fund’s advisor and a $116,694,966 transfer of shares of the Fund in exchange for the net assets of the Advisory Research Value Income Fund, L.P., a Delaware limited partnership (the “Income Partnership”). This exchange was nontaxable, whereby the Strategic Income Fund issued 11,669,376 shares for the net assets of the Income Partnership on December 31, 2012. The investment portfolio of the Income Partnership with a fair value of $113,501,578 (identified cost of investment transferred were $107,998,531) and cash were the primary assets received by the Strategic Income Fund. For financial reporting purposes, assets received and shares issued by the Strategic Income Fund were recorded at fair value; however, the cost basis of the investments received from the Partnership was carried forward to align ongoing reporting of the Strategic Income Fund’s realized and unrealized gains and losses with amount distributable to shareholders for tax purposes. The Strategic Income Fund assumed $150,098 in net liabilities as part of this exchange.

Advisory Research Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2015 (Unaudited)

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued at the last available bid price for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type. All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value. If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service. The pricing service uses statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculates the NAVs. The Board reviews the independent third party fair valuation analysis report quarterly.

(b) Preferred Stocks
Preferred stocks are a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment in the event a company is liquidated, although preferred stock is usually subordinate to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline.

Advisory Research Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2015 (Unaudited)

(c) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

 (d) Foreign Currency Translation
The Funds’ records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Funds’ NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(e) Federal Income Taxes
The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

Advisory Research Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2015 (Unaudited)

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the six months ended April 30, 2015, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(f) Distributions to Shareholders
The Funds will make distributions of net investment income and capital gains, if any, at least annually, except for the Strategic Income Fund which will distribute net investment income, if any, monthly. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Advisory Research, Inc., a wholly owned subsidiary of Piper Jaffray Companies (the “Advisor”). Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Advisor at the following annual rates based on the average daily net assets of the Funds:

All Cap Value Fund	0.75%
Emerging Markets Opportunities Fund	1.00%
Global Value Fund	0.80%
International All Cap Value Fund	0.80%
International Small Cap Value Fund	0.90%
Small Company Opportunities Fund	0.80%
Strategic Income Fund	0.70%

The Advisor has contractually agreed to waive its fee and/or pay for operating expenses of the Funds to ensure that total annual operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed the following levels:

Advisory Research Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2015 (Unaudited)

	Expense Limit as a % of average daily net assets effective January 1, 2014	Expense Limit as a % of average daily net assets prior to January 1, 2014
All Cap Value Fund	1.00%	1.20%
Emerging Markets Opportunities Fund	1.35%	1.35%
Global Value Fund	1.10%	1.35%
International All Cap Value Fund	1.10%	1.35%
International Small Cap Value Fund - Investor Class	1.30%	1.25%
International Small Cap Value Fund - Class I	1.15%	1.15%
Small Company Opportunities Fund	1.10%	1.10%
Strategic Income Fund	0.90%	0.90%

This agreement is in effect until February 28, 2016 and it may be terminated before that date only by the Trust’s Board of Trustees. The Advisor waived fees and absorbed other expenses of $43,929 from the All Cap Value Fund, $75,575 from the Emerging Markets Opportunities Fund, $81,982 from the Global Value Fund, $91,187 from the International All Cap Value Fund, $42,157 from the International Small Cap Value Fund, $77,790 from the Small Company Opportunities Fund and $46,083 from the Strategic Income Fund for the six months ended April 30, 2015. The Advisor may recover from each Fund fees and/or expenses previously waived and/or absorbed, if each Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which they were waived. The Advisor is permitted to seek reimbursement from each Fund for a period of three fiscal years following the fiscal year in which such reimbursements occurred. The Advisor may recapture all or a portion of the following amounts no later than October 31, of the years stated below:

	All Cap Value Fund	Emerging Markets Opportunities Fund	Global Value Fund	International All Cap Value Fund
2015	$109,215	$-	$127,905	$185,923
2016	103,630	-	120,386	186,778
2017	64,724	171,216	150,094	206,013
2018	43,929	75,575	81,982	91,187
Total	$321,498	$246,791	$480,367	$669,901

	International Small Cap Value Fund	Small Company Opportunities Fund	Strategic Income Fund
2015	$100,922	$-	$-
2016	113,951	-	99,739
2017	108,196	146,020	74,317
2018	42,157	77,790	46,083
Total	$365,226	$223,810	$220,139

IMST Distributors, LLC serves as the Funds’ distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, N.A., an affiliate of UMBFS, serves as the Funds’ custodian.

Advisory Research Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2015 (Unaudited)

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators. For the six months ended April 30, 2015, each Fund’s allocated fees paid to Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statements of Operations.

Effective October 1, 2014, Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. Prior to October 2014, Cipperman & Co. provided CCO services to the Trust. The Funds’ allocated fees incurred for CCO services for the six months ended April 30, 2015, are reported on the Statements of Operations.

The Advisor reimbursed the International All Cap Fund $1,294 for losses from a trade error. This amount is reported on the Fund’s Statement of Operations under the caption “Net increase from payment by affiliates.” This reimbursement had no impact to the Fund’s performance.

Note 4 – Federal Income Taxes
At April 30, 2015, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

	All Cap Value Fund	Emerging Markets Opportunities Fund	Global Value Fund	International All Cap Value Fund
Cost of investments	$28,347,450	$29,432,445	$16,282,201	$1,278,144

Gross unrealized appreciation	$5,761,177	$2,670,502	$1,735,085	$131,051
Gross unrealized depreciation	(654,988)	(2,173,148)	(815,722)	(89,784)
Net unrealized appreciation	$5,106,189	$497,354	$919,363	$41,267

	International Small Cap Value Fund	Small Company Opportunities Fund	Strategic Income Fund
Cost of investments	$144,143,470	$3,774,521	$35,092,585

Gross unrealized appreciation	$19,707,717	$360,917	$1,584,758
Gross unrealized depreciation	(9,667,174)	(71,234)	(184,442)
Net unrealized appreciation	$10,040,543	$289,683	$1,400,316

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Advisory Research Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2015 (Unaudited)

As of October 31, 2014, the components of accumulated earnings (deficit) on a tax basis were as follows:

		Emerging Markets	Global	International
	All Cap	Opportunities	Value	All Cap
	Value Fund	Fund	Fund	Value Fund

Undistributed ordinary income	$913,627	$1,023,890	$691,878	$62,901
Undistributed long-term capital gains	5,428,833	-	1,206,913	105,090
Tax accumulated earnings	6,342,460	1,023,890	1,898,791	167,991

Accumulated capital and other losses	-	-	-	-
Unrealized appreciation (depreciation) on investments	12,143,861	(45,063)	879,070	(17,764)
Unrealized appreciation (depreciation) on foreign currency translations	-	(219)	(2,303)	(311)
Total accumulated earnings	$18,486,321	$978,608	$2,775,558	$149,916

	International	Small Company
	Small Cap	Opportunities	Strategic
	Value Fund	Fund	Income Fund

Undistributed ordinary income	$4,567,230	$270,396	$242,021
Undistributed long-term capital gains	6,711,239	-	244,894
Tax accumulated earnings	11,278,469	270,396	486,915

Accumulated capital and other losses	-	(26,779)	-
Unrealized appreciation (depreciation) on investments	5,446,794	198,446	2,821,734
Unrealized appreciation (depreciation) on foreign currency translations	(23,660)	-	-
Total accumulated earnings	$16,701,603	$442,063	$3,308,649

Advisory Research Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2015 (Unaudited)

The tax character of distributions paid during the fiscal periods ended October 31, 2014 and fiscal year ended 2013 were as follows:

	All Cap Value Fund		Emerging Markets Opportunities Fund
	2014	2013	2014

Distributions paid from:
Ordinary income	$366,688	$331,998	$7,319
Net long-term capital gains	2,680,246	-	-
Total distributions paid	$3,046,934	$331,998	$7,319

	Global Value Fund		International All Cap Value Fund
	2014	2013	2014	2013

Distributions paid from:
Ordinary income	$655,238	$166,598	$55,142	$40,300
Net long-term capital gains	1,436,125	-	8,426	-
Total distributions paid	$2,091,363	$166,598	$63,568	$40,300

	International Small Cap Value Fund		Small Company Opportunities Fund
	2014	2013	2014

Distributions paid from:
Ordinary income	$4,381,245	$980,416	$12,021
Net long-term capital gains	2,623,879	409,084	-
Total distributions paid	$7,005,124	$1,389,500	$12,021

	Strategic Income Fund
	2014	2013
Distributions paid from:
Ordinary income	$4,754,568	$4,504,240
Net long-term capital gains	811,192	865,876
Total distributions paid	$5,565,760	$5,370,116

Note 5 – Redemption Fee
The Funds may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 90 days of purchase. For the six months ended April 30, 2015, the All Cap Value Fund, Emerging Markets Opportunities Fund, Global Value Fund, International All Cap Value Fund, International Small Cap Value Fund, Small Company Opportunities Fund and Strategic Income Fund received $1,388, $0, $617, $2, $2,435, $0 and $0, respectively, in redemption fees.

Advisory Research Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2015 (Unaudited)

Note 6 – Investment Transactions
For the six months ended April 30, 2015, purchases and sales of investments, excluding short-term investments, were as follows:

	Purchases	Sales
All Cap Value Fund	$12,879,216	$39,142,239
Emerging Markets Opportunities Fund	8,660,720	4,135,823
Global Value Fund	9,604,722	12,531,735
International All Cap Value Fund	306,677	447,375
International Small Cap Value Fund	38,924,660	26,453,597
Small Company Opportunities Fund	2,643,644	3,958,575
Strategic Income Fund	8,562,657	67,867,453

Note 7 – Shareholder Servicing Plan
The Trust, on behalf of the International Small Cap Value Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of average daily net assets of the International Small Cap Value Fund’s Investor Class shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended April 30, 2015, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 8 – Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Advisory Research Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2015 (Unaudited)

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of April 30, 2015, in valuing the Funds’ assets carried at fair value:

All Cap Value Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$32,339,040	$-	$-	$32,339,040
Short-Term Investments	1,114,599	-	-	1,114,599
Total Investments	$33,453,639	$-	$-	$33,453,639

[1]	For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

*	The Fund did not hold any Level 2 or Level 3 securities at period end.

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Emerging Markets Opportunities Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks
Communications	$280,055	$483,513	$-	$763,568
Consumer Discretionary	3,050,056	3,915,439	-	6,965,495
Consumer Staples	253,140	1,906,725	-	2,159,865
Energy	439,142	988,818	-	1,427,960
Financials	2,335,127	6,243,607	-	8,578,734
Health Care	827,333	633,437	-	1,460,770
Industrials	779,680	1,132,427	-	1,912,107
Materials	1,035,858	1,629,002	-	2,664,860
Technology	1,146,952	952,898	-	2,099,850
Utilities	298,031	409,004	-	707,035
Total Common Stocks	10,445,374	18,294,870	-	28,740,244
Short-Term Investments	1,189,555	-	-	1,189,555
Total Investments	$11,634,929	$18,294,870	$-	$29,929,799

Advisory Research Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2015 (Unaudited)

Global Value Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks
Communications	$493,843	$128,405	$-	$622,248
Consumer Discretionary	891,752	1,512,904	-	2,404,656
Consumer Staples	1,171,303	960,022	-	2,131,325
Energy	712,654	529,145	-	1,241,799
Financials	2,989,618	2,379,110	-	5,368,728
Health Care	958,611	281,982	-	1,240,593
Industrials	1,113,717	454,192	-	1,567,909
Materials	386,364	1,014,584	-	1,400,948
Technology	739,153	377,713	-	1,116,866
Utilities	-	106,492	-	106,492
Total Common Stocks	9,457,015	7,744,549	-	17,201,564
Total Investments	$9,457,015	$7,744,549	$-	$17,201,564

International All Cap Value Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks
Communications	$-	$15,033	$-	$15,033
Consumer Discretionary	17,973	228,591	-	246,564
Consumer Staples	23,619	136,880	-	160,499
Energy	-	80,005	-	80,005
Financials	53,457	363,390	-	416,847
Health Care	-	37,479	-	37,479
Industrials	-	56,083	-	56,083
Materials	14,987	140,514	-	155,501
Technology	-	52,542	-	52,542
Utilities	-	15,544	-	15,544
Total Common Stocks	110,036	1,126,061	-	1,236,097
Short-Term Investments	83,314	-	-	83,314
Total Investments	$193,350	$1,126,061	$-	$1,319,411

Advisory Research Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2015 (Unaudited)

International Small Cap Value Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks
Communications	$-	$2,494,718	$-	$2,494,718
Consumer Discretionary	3,908,480	16,636,877	-	20,545,357
Consumer Staples	-	19,968,671	-	19,968,671
Energy	-	5,685,428	-	5,685,428
Financials	6,621,383	31,878,490	-	38,499,873
Health Care	1,697,369	2,997,819	-	4,695,188
Industrials	-	21,229,241	-	21,229,241
Materials	1,149,829	22,484,041	-	23,633,870
Technology	-	10,310,729	-	10,310,729
Utilities	-	1,669,258	-	1,669,258
Total Common Stocks	13,377,061	135,355,272	-	148,732,333
Short-Term Investments	5,451,680	-	-	5,451,680
Total Investments	$18,828,741	$135,355,272	$-	$154,184,013

*	In accordance with procedures established by, and under the general supervision of, the Funds’ Board of Trustees, the values of certain equity securities listed or traded on foreign security exchanges may be adjusted due to changes in the value of U.S.-traded securities, as measured by the S&P 500 Index. In this circumstance, $18,294,870, $7,744,549, $1,126,061 and $133,412,927 of investment securities from Emerging Markets Opportunities Fund, Global Value Fund, International All Cap Value Fund and International Small Cap Value Fund, respectively, were classified as Level 2.
**	The Funds did not hold any Level 3 securities at period end.

Transfers are recognized at the end of the reporting period. As of April 30, 2015, certain securities of the Emerging Markets Opportunities Fund, Global Value Fund, International All Cap Value Fund and International Small Cap Value Fund transferred Levels due to the Funds performing a fair value adjustment.

Small Company Opportunities Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$3,986,880	$-	$-	$3,986,880
Short-Term Investments	77,324	-	-	77,324
Total Investments	$4,064,204	$-	$-	$4,064,204

[1]	For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 or Level 3 securities at period end.

Transfers are recognized at the end of the reporting period. There were no transfers between Levels at period end.

Advisory Research Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2015 (Unaudited)

Strategic Income Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks[1]	$2,397,251	$-	$-	$2,397,251
Corporate Bonds[1]	-	18,766,137	-	18,766,137
Mutual Funds	432,149	-	-	432,149
Preferred Stocks[1]	12,972,120	-	-	12,972,120
Short-Term Investments	1,925,244	-	-	1,925,244
Total Investments	$17,726,764	$18,766,137	$-	$36,492,901

[1]	For a detailed break-out of common stocks, corporate bonds and preferred stocks by major industry classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 3 securities at period end.

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Note 10 – Derivative and Hedging Disclosure
Derivatives and Hedging requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effects on the Funds’ financial position, performance and cash flows.

The Funds’ policies permit the Funds to enter into forward contracts principally to hedge either specific transactions or portfolio positions in an attempt to minimize currency value fluctuations. Forward contracts involve an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days, agreed upon by the parties, from the date of the contract, at a price set at the time of the contract. The forward contracts are bought or sold to protect the Funds, to some degree, from a possible loss resulting from an adverse change in the relationship between foreign currencies and the United States dollar (“US$”). Although such contracts may minimize the risk of loss due to a decline in value of the hedged currency, the contracts may limit any potential gain that may result from currency increases.

The risks to the Funds of entering into forward contracts include currency risks, such as fluctuations in the value of foreign currencies and the performance of foreign currencies relative to the US$; exchange control regulations; and costs incurred in connection with conversions between various currencies (fees may also be incurred when converting foreign investments to US$). As a result, the relative strength of the US$ may be an important factor in the performance of the Funds. For the six months ended April 30, 2015, the Funds did not enter into any forward contracts.

Note 11 – Recently Issued Accounting Pronouncements
In June 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-11 Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The amendments in this ASU require an entity to modify accounting for repurchase-to-maturity transactions and repurchase financing arrangements, as well as modify required disclosures for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions that are accounted for as secured borrowings. The guidance is effective for fiscal years beginning on or after December 15, 2014, and for interim periods within those fiscal years. Management is currently evaluating the impact these changes will have on the Funds’ financial statement disclosures.

Advisory Research Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2015 (Unaudited)

Note 12 – Events Subsequent to the Fiscal Period End
The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements. There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

Advisory Research Funds
EXPENSE EXAMPLES
For the Six Months Ended April 30, 2015 (Unaudited)

Expense Examples
As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2014 to April 30, 2015.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row, under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as redemption fees. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Advisory Research All Cap Value Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	11/1/14	4/30/15	11/1/14 – 4/30/15
Actual Performance	$1,000.00	$1,028.50	$5.03
Hypothetical (5% annual return before expenses)	1,000.00	1,019.83	5.01

*	Expenses are equal to the Fund’s annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Advisory Research Emerging Markets Opportunities Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	11/1/14	4/30/15	11/1/14 – 4/30/15
Actual Performance	$1,000.00	$1,000.10	$6.69
Hypothetical (5% annual return before expenses)	1,000.00	1,018.11	6.75

*	Expenses are equal to the Fund’s annualized expense ratio of 1.35%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Advisory Research Funds
EXPENSE EXAMPLES - Continued
For the Six Months Ended April 30, 2015 (Unaudited)

Advisory Research Global Value Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	11/1/14	4/30/15	11/1/14-4/30/15
Actual Performance	$1,000.00	$1,050.00	$ 5.60
Hypothetical (5% annual return before expenses)	1,000.00	1,019.33	5.51

*	Expenses are equal to the Fund’s annualized expense ratio of 1.10%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Advisory Research International All Cap Value Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	11/1/14	4/30/15	11/1/14-4/30/15
Actual Performance	$1,000.00	$1,054.80	$ 5.60
Hypothetical (5% annual return before expenses)	1,000.00	1,019.34	5.51

*	Expenses are equal to the Fund’s annualized expense ratio of 1.10%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Advisory Research International Small Cap Value Fund		Beginning Account Value	Ending Account Value	Expense Paid During Period*
		11/1/14	4/30/15	11/1/14 –4/30/15
Investor Class	Actual Performance	$1,000.00	$1,037.60	$5.98
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.92	5.93
Class I	Actual Performance	1,000.00	1,038.00	5.83
	Hypothetical (5% annual return before expenses)	1,000.00	1,019.07	5.78

*	Expenses are equal to the Fund’s annualized expense ratios of 1.18% and 1.15% for Investor Class and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 181/365 (to reflect the six months period). The expense ratios reflect an expense waiver. Assume all dividends and distributions were reinvested.

Advisory Research Small Company Opportunities Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	11/1/14	4/30/15	11/1/14 – 4/30/15
Actual Performance	$1,000.00	$1,020.20	$ 5.51
Hypothetical (5% annual return before expenses)	1,000.00	1,019.34	5.51

*	Expenses are equal to the Fund’s annualized expense ratio of 1.10%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Advisory Research Funds
EXPENSE EXAMPLES - Continued
For the Six Months Ended April 30, 2015 (Unaudited)

Advisory Research Strategic Income Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	11/1/14	4/30/15	11/1/14 – 4/30/15
Actual Performance	$1,000.00	$1,025.90	$ 4.52
Hypothetical (5% annual return before expenses)	1,000.00	1,020.33	4.51

*	Expenses are equal to the Fund’s annualized expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

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Advisory Research Funds
a series of Investment Managers Series Trust

Advisor
Advisory Research, Inc. Two Prudential Plaza
180 N. Stetson, Suite 5500
Chicago, Illinois 60601

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

Fund Co-Administrator
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI  53212

Distributor
IMST Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Advisory Research All Cap Value Fund	ADVGX	461 418 816
Advisory Research Emerging Markets Opportunities Fund	ADVMX	461 41P 552
Advisory Research Global Value Fund	ADVWX	461 418 683
Advisory Research International All Cap Value Fund	ADVEX	461 418 477
Advisory Research International Small Cap Value Fund – Investor Class	ADVIX	461 418 741
Advisory Research International Small Cap Value Fund – Institutional Class	ADVLX	461 41P 412
Advisory Research Small Company Opportunities Fund	ADVSX	461 41P 545
Advisory Research Strategic Income Fund	ADVNX	461 41P 503

Privacy Principles of the Advisory Research Funds for Shareholders
The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds.  The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Advisory Research Funds for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds at (888) 665-1414, or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (888) 665-1414 or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Form N-Q is available on the SEC website at  www.sec.gov or by calling the Fund at  (888) 665-1414. The Funds’ Form N-Q may also be viewed and copied at the SEC’s Public Reference Section in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (888) SEC-0330.

Advisory Research Funds
P.O. Box 2175
Milwaukee, WI 53201
Toll Free: (888) 665-1414

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 5, 2009.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	7/8/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	7/8/15

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	7/8/15